UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

Michael W. Stockton

The Income Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Income Fund of America®
Investment portfolio
October 31, 2015
unaudited
Common stocks 69.76% Industrials 10.17%	Shares	Value (000)
General Electric Co.	77,175,000	$2,231,901
Lockheed Martin Corp.	7,999,400	1,758,508
BAE Systems PLC[1]	129,426,883	876,474
Waste Management, Inc.	16,181,128	869,897
Caterpillar Inc.	10,559,000	770,701
KONE Oyj, Class B1	9,686,000	412,709
Ryanair Holdings PLC (ADR)	4,499,625	351,826
Norfolk Southern Corp.	4,200,000	336,126
Hubbell Inc., Class B	3,430,000	332,195
PACCAR Inc	5,452,500	287,074
R.R. Donnelley & Sons Co.[2]	13,345,400	225,137
Boeing Co.	1,500,000	222,105
Edenred SA1	11,360,000	208,190
Macquarie Infrastructure Corp.	2,490,000	198,079
Delta Air Lines, Inc.	3,355,000	170,568
Abertis Infraestructuras, SA, Class A1	9,267,930	153,817
TransDigm Group Inc.[3]	630,000	138,506
United Technologies Corp.	593,482	58,405
Randstad Holding NV1	850,000	50,623
Geberit AG1	127,000	40,934
Douglas Dynamics, Inc.[2]	1,444,000	31,681
CEVA Group PLC[1,3,4]	35,229	15,853
Atrium Corp.[1,3,4]	1,807	2
		9,741,311
Information technology 9.35%
Microsoft Corp.	61,722,176	3,249,055
Intel Corp.	46,806,712	1,584,875
Texas Instruments Inc.	15,050,000	853,636
Analog Devices, Inc.	14,116,091	848,659
Cisco Systems, Inc.	23,050,000	664,993
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	146,899,000	620,878
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,186,900	26,065
KLA-Tencor Corp.	6,255,290	419,855
Maxim Integrated Products, Inc.	7,046,000	288,745
Diebold, Inc.[2]	4,222,000	155,665
Paychex, Inc.	2,467,700	127,284
STMicroelectronics NV1	8,979,298	62,069
Quanta Computer Inc.[1]	33,916,655	57,774
		8,959,553
Financials 8.71%
JPMorgan Chase & Co.	20,655,774	1,327,133
Wells Fargo & Co.	23,465,915	1,270,445
CME Group Inc., Class A	10,140,400	957,964
Crown Castle International Corp.	9,554,000	816,485
Public Storage	2,240,000	513,990
The Income Fund of America — Page 1 of 38

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Iron Mountain Inc.[2]	13,644,780	$418,076
Suncorp Group Ltd.[1]	35,583,553	330,035
Digital Realty Trust, Inc.	4,275,000	316,179
Lamar Advertising Co., Class A	5,253,322	296,445
Outfront Media Inc.[2]	9,064,824	214,020
AXA SA1	7,835,000	209,179
Toronto-Dominion Bank (CAD denominated)	4,414,579	181,229
BlackRock, Inc.	405,000	142,548
New York Community Bancorp, Inc.	7,315,000	120,844
Link Real Estate Investment Trust[1]	19,651,812	116,740
Kimco Realty Corp.	4,010,000	107,348
Camden Property Trust	1,432,100	105,675
Sun Hung Kai Properties Ltd.[1]	7,850,234	104,763
Umpqua Holdings Corp.	5,541,365	92,541
Simon Property Group, Inc.	450,000	90,657
Fibra Uno Administración, SA de CV	34,500,000	75,776
Redwood Trust, Inc.[2]	5,444,717	72,306
Banco Santander, SA1	12,216,563	68,411
Equity Residential	812,000	62,784
Allianz SE1	350,000	61,285
HSBC Holdings PLC (HKD denominated)[1]	7,637,734	59,872
Alexandria Real Estate Equities, Inc.	616,325	55,309
Foxtons Group PLC[1]	13,689,000	42,151
Svenska Handelsbanken AB, Class A1	2,880,000	39,057
Prudential PLC[1]	1,584,056	36,973
City Holding Co.	741,000	35,442
		8,341,662
Health care 8.36%
Merck & Co., Inc.	44,293,982	2,421,109
Pfizer Inc.	61,380,000	2,075,872
Bristol-Myers Squibb Co.	15,765,500	1,039,735
GlaxoSmithKline PLC[1]	31,845,000	685,870
Eli Lilly and Co.	8,380,700	683,614
AstraZeneca PLC[1]	10,608,083	677,108
Novartis AG1	2,355,000	213,518
Novartis AG (ADR)	500,000	45,215
Roche Holding AG, non-registered shares, non-voting[1]	400,000	108,345
Sonic Healthcare Ltd.[1]	3,317,662	45,627
Healthscope Ltd.[1]	6,819,277	13,133
Rotech Healthcare Inc.[1,2,3]	543,172	3,786
		8,012,932
Consumer staples 8.07%
Procter & Gamble Co.	16,961,700	1,295,535
Coca-Cola Co.	27,901,000	1,181,607
Philip Morris International Inc.	12,505,004	1,105,442
Reynolds American Inc.	18,271,668	882,887
Altria Group, Inc.	11,076,000	669,766
British American Tobacco PLC[1]	10,575,400	627,706
Kellogg Co.	5,250,000	370,230
Nestlé SA1	4,395,000	335,528
PepsiCo, Inc.	3,200,000	327,008
Kimberly-Clark Corp.	2,100,000	251,391
General Mills, Inc.	4,170,000	242,319
The Income Fund of America — Page 2 of 38

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Campbell Soup Co.	4,500,000	$228,555
Hershey Co.	1,500,000	133,035
Kraft Heinz Co.	1,029,667	80,283
		7,731,292
Consumer discretionary 5.51%
McDonald’s Corp.	12,364,500	1,387,915
Target Corp.	10,643,000	821,427
Home Depot, Inc.	5,595,000	691,766
General Motors Co.	14,742,512	514,661
Hasbro, Inc.	4,173,246	320,630
Marks and Spencer Group PLC[1]	40,000,000	315,802
Starwood Hotels & Resorts Worldwide, Inc.	2,650,000	211,655
Time Warner Cable Inc.	1,050,000	198,870
Omnicom Group Inc.	2,320,000	173,814
ProSiebenSat.1 Media SE1	2,745,000	148,559
SES SA, Class A (FDR)[1]	4,870,000	143,801
Compass Group PLC[1]	7,411,761	127,675
Wynn Macau, Ltd.[1]	62,962,893	86,289
Nokian Renkaat Oyj[1]	1,835,223	69,069
Cooper-Standard Holdings Inc.[3]	573,609	37,308
TopBuild Corp.[3]	649,777	18,278
SJM Holdings Ltd.[1]	8,888,552	7,367
Adelphia Recovery Trust, Series ACC-1[3]	9,913,675	20
		5,274,906
Energy 4.55%
ConocoPhillips	22,570,362	1,204,129
Chevron Corp.	8,204,200	745,598
Royal Dutch Shell PLC, Class B (ADR)	8,196,000	431,847
Royal Dutch Shell PLC, Class B1	5,047,147	131,832
Spectra Energy Corp	19,655,500	561,558
BP PLC[1]	76,550,000	454,379
Coal India Ltd.[1]	59,400,000	290,123
Helmerich & Payne, Inc.	4,038,000	227,218
Kinder Morgan, Inc.	3,163,000	86,508
Keyera Corp.	2,665,400	82,249
ONEOK, Inc.	1,775,000	60,208
Crescent Point Energy Corp.	3,971,528	54,124
Husky Energy Inc.	1,750,000	23,648
		4,353,421
Materials 3.98%
E.I. du Pont de Nemours and Co.	14,124,268	895,479
Dow Chemical Co.	17,324,900	895,177
LyondellBasell Industries NV	6,290,000	584,404
Air Products and Chemicals, Inc.	2,123,886	295,178
BASF SE1	3,000,000	245,909
Rio Tinto PLC[1]	6,718,000	243,635
WestRock Co.	3,874,832	208,311
Rexam PLC[1]	24,640,000	204,892
Potash Corp. of Saskatchewan Inc.	6,400,000	129,472
The Income Fund of America — Page 3 of 38

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Nucor Corp.	2,000,000	$84,600
The Chemours Co.	4,170,729	28,903
		3,815,960
Telecommunication services 3.44%
Verizon Communications Inc.	28,802,321	1,350,253
Telstra Corp. Ltd.[1]	143,751,533	553,778
BT Group PLC[1]	45,572,915	325,812
AT&T Inc.	7,675,000	257,189
TalkTalk Telecom Group PLC[1,2]	58,421,891	227,656
HKT Trust and HKT Ltd., units[1]	189,354,135	226,479
Orange[1]	10,000,000	175,920
TDC A/S1	20,520,000	107,315
NII Holdings, Inc., Class B2,3	7,991,969	56,104
Mobile TeleSystems OJSC (ADR)	2,270,000	15,958
		3,296,464
Utilities 3.27%
Power Assets Holdings Ltd.[1]	63,478,500	631,248
EDP - Energias de Portugal, SA1	137,317,000	507,368
DTE Energy Co.	5,275,000	430,387
Duke Energy Corp.	5,874,999	419,886
Dominion Resources, Inc.	4,070,000	290,720
SSE PLC[1]	11,515,193	268,568
HK Electric Investments and HK Electric Investments Ltd., units[1]	230,870,000	177,132
National Grid PLC[1]	10,800,000	153,714
PG&E Corp.	1,440,508	76,923
NextEra Energy, Inc.	640,000	65,702
TerraForm Power, Inc., Class A	3,190,000	58,218
Ratchaburi Electricity Generating Holding PCL[1]	35,748,000	53,218
		3,133,084
Miscellaneous 4.35%
Other common stocks in initial period of acquisition		4,169,985
Total common stocks (cost: $53,296,192,000)		66,830,570
Preferred securities 0.48% Financials 0.48%
Citigroup Inc., Series K, depositary shares	2,463,848	67,855
Citigroup Inc. 7.875% preferred	2,637,610	66,995
Vornado Realty Trust, Series I, 6.625%	3,380,000	85,514
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	60,847
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	55,700
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,600,000	41,584
HSBC Holdings PLC, Series 2, 8.00%	1,505,000	39,130
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	29,868
Morgan Stanley, Series I, depositary shares	272,400	7,055
Total preferred securities (cost: $436,429,000)		454,548
The Income Fund of America — Page 4 of 38

unaudited
Rights & warrants 0.00% Energy 0.00%	Shares	Value (000)
Gener8 Maritime, Inc., warrants, expire 2017[1,3,4]	8,514	$—
Total rights & warrants (cost: $2,171,000)		—
Convertible stocks 0.63% Materials 0.09%
Alcoa Inc., Class B, Series 1, cummulative convertible preferred 2017	2,500,000	79,075
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016[2]	2,700,000	6,534
		85,609
Financials 0.07%
American Tower Corp., Series A, convertible preferred	600,000	63,840
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	31,625
Industrials 0.03%
CEVA Group PLC, Series A-1, 3.321% convertible preferred[1,5]	29,937	18,411
CEVA Group PLC, Series A-2, 2.321% convertible preferred[1,5]	13,633	6,135
		24,546
Energy 0.01%
Chesapeake Energy Corporation 5.75% convertible preferred[4]	26,378	11,079
Miscellaneous 0.40%
Other convertible stocks in initial period of acquisition		387,791
Total convertible stocks (cost: $782,494,000)		604,490
Convertible bonds 0.60% Financials 0.60%	Principal amount (000)
Barclays PLC, Equity Linked Notes (Weyerhaeuser Co.), 4.10% 2016	$ 7,090	211,011
Goldman Sachs, Equity Linked Notes (VF Corp), 4.30% 2016	2,161	145,068
Goldman Sachs, Equity Linked Notes (Weyerhaeuser Co.), 4.10% 2016	6,562	192,995
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	21,200	22,578
		571,652
Energy 0.00%
American Energy (Permian Basin), convertible notes, 8.00% 2022[1,4,6]	22,500	2,250
American Energy Utica, LLC, convertible notes, 3.50% 2021[1,4,6]	54,164	3,656
		5,906
Total convertible bonds (cost: $675,797,000)		577,558
The Income Fund of America — Page 5 of 38

unaudited
Bonds, notes & other debt instruments 21.50% Corporate bonds & notes 13.73% Financials 2.60%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.60% 2015	$7,445	$7,453
ACE INA Holdings Inc. 2.30% 2020	4,485	4,492
ACE INA Holdings Inc. 2.875% 2022	9,345	9,357
ACE INA Holdings Inc. 3.15% 2025	9,885	9,836
ACE INA Holdings Inc. 3.35% 2026	9,345	9,393
ACE INA Holdings Inc. 4.35% 2045	1,395	1,420
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	789
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,596
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,353
American Campus Communities, Inc. 3.35% 2020	3,380	3,406
American Campus Communities, Inc. 3.75% 2023	3,985	3,937
American Campus Communities, Inc. 4.125% 2024	19,700	19,718
American Express Co. 6.15% 2017	12,610	13,639
American Express Credit Co. 1.55% 2017	7,730	7,746
American International Group, Inc. 2.30% 2019	9,785	9,860
American International Group, Inc. 3.75% 2025	1,500	1,528
American International Group, Inc. 3.875% 2035	5,000	4,705
American Tower Corp. 3.40% 2019	6,400	6,621
American Tower Corp. 7.25% 2019	15,025	17,256
AXA SA, Series B, junior subordinated 6.379% (undated)[4]	4,155	4,482
Bank of America Corp. 3.75% 2016	9,975	10,169
Bank of America Corp. 1.25% 2017	8,500	8,523
Bank of America Corp. 5.75% 2017	8,100	8,758
Bank of America Corp. 2.625% 2020	3,633	3,623
Bank of America Corp. 5.625% 2020	9,000	10,150
Bank of America Corp. 5.00% 2021	3,500	3,855
Bank of America Corp. 3.875% 2025	22,375	22,820
Bank of America Corp., Series L, 2.65% 2019	8,500	8,608
Bank of America Corp., Series AA, 6.10% (undated)	7,900	7,999
Bank of America Corp., junior subordinated 6.50% noncumulative (undated)	5,600	5,859
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	30,924	32,316
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,043
Barclays Bank PLC 3.65% 2025	16,785	16,275
BB&T Corp. 1.00% 2017	3,825	3,818
BB&T Corp. 2.45% 2020	19,000	19,150
BBVA Bancomer SA 6.50% 2021[4]	7,200	8,017
Berkshire Hathaway Finance Corp. 4.30% 2043	1,800	1,775
Berkshire Hathaway Inc. 2.20% 2016	11,500	11,655
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,245
BNP Paribas 3.60% 2016	10,000	10,088
BPCE SA group 4.00% 2024	3,525	3,687
BPCE SA group 4.625% 2024[4]	6,400	6,389
BPCE SA group 5.15% 2024[4]	11,725	12,126
Brandywine Operating Partnership, LP 5.70% 2017	20	21
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,701
CIT Group Inc. 4.25% 2017	9,000	9,225
CIT Group Inc. 5.00% 2017	11,000	11,363
CIT Group Inc. 3.875% 2019	61,255	62,319
CIT Group Inc., Series C, 5.50% 2019[4]	13,650	14,537
Citigroup Inc., Series P, 5.95% (undated)	25,090	24,243
Citigroup Inc. 4.587% 2015	10,885	10,932
Citigroup Inc. 3.953% 2016	7,115	7,228
Citigroup Inc. 8.50% 2019	4,894	5,914
Citigroup Inc. 2.40% 2020	10,820	10,776
The Income Fund of America — Page 6 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 2.65% 2020	$39,808	$39,767
Citigroup Inc. 4.45% 2027	17,845	17,942
Citigroup Inc., Series A, junior subordinated 5.95% (undated)	13,295	13,212
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	10,675	10,665
CME Group Inc. 5.30% 2043	1,092	1,246
CNA Financial Corp. 3.95% 2024	5,000	5,042
Communications Sales & Leasing, Inc. 6.00% 2023[4]	6,275	6,118
Communications Sales & Leasing, Inc. 8.25% 2023	10,213	9,493
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[7,8,9]	3,395	3,212
Corporate Office Properties LP 5.25% 2024	9,630	9,838
Corporate Office Properties LP 5.00% 2025	4,145	4,109
Corporate Office Properties Trust 3.60% 2023	320	297
Credit Agricole SA 4.375% 2025[4]	21,920	21,653
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[4]	3,000	3,016
Crescent Resources 10.25% 2017[4]	36,046	36,722
Crown Castle International Corp. 4.875% 2022	9,800	10,400
DCT Industrial Trust Inc. 4.50% 2023	5,150	5,192
DDR Corp. 3.625% 2025	5,000	4,754
DDR Corp. 4.25% 2026	11,810	11,760
Developers Diversified Realty Corp. 9.625% 2016	2,525	2,601
Developers Diversified Realty Corp. 7.50% 2017	38,892	41,928
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,277
Developers Diversified Realty Corp. 7.875% 2020	6,505	7,895
Discover Financial Services 4.20% 2023	5,460	5,645
EPR Properties 4.50% 2025	7,945	7,631
ERP Operating LP 7.125% 2017	10,000	10,960
Essex Portfolio L.P. 3.625% 2022	9,550	9,659
Essex Portfolio L.P. 3.25% 2023	4,400	4,294
Essex Portfolio L.P. 3.875% 2024	12,650	12,721
Essex Portfolio L.P. 3.50% 2025	5,620	5,464
Goldman Sachs Group, Inc. 3.625% 2016	22,600	22,776
Goldman Sachs Group, Inc. 1.137% 2017[7]	24,958	24,979
Goldman Sachs Group, Inc. 2.55% 2019	16,200	16,332
Goldman Sachs Group, Inc. 1.537% 2020[7]	15,165	15,218
Goldman Sachs Group, Inc. 2.60% 2020	7,900	7,939
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,351
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,943
Goldman Sachs Group, Inc. 3.85% 2024	8,620	8,806
Goldman Sachs Group, Inc. 4.75% 2045	9,580	9,752
Goldman Sachs Group, Inc. 5.15% 2045	900	908
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	1,390	1,399
HBOS PLC 6.75% 2018[4]	17,300	19,108
Hospitality Properties Trust 6.30% 2016	8,650	8,698
Hospitality Properties Trust 5.625% 2017	10,169	10,601
Hospitality Properties Trust 6.70% 2018	12,625	13,498
Hospitality Properties Trust 5.00% 2022	6,500	6,723
Hospitality Properties Trust 4.50% 2023	11,060	11,044
Hospitality Properties Trust 4.50% 2025	5,940	5,788
Host Hotels & Resorts LP 4.50% 2026	6,380	6,426
HSBC Holdings PLC 4.25% 2024	9,000	9,107
HSBK (Europe) BV 7.25% 2017[4]	22,570	23,141
Icahn Enterprises Finance Corp. 3.50% 2017	20,550	20,842
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,217
Intesa Sanpaolo SpA 5.017% 2024[4]	28,110	28,215
The Income Fund of America — Page 7 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Iron Mountain Inc. 6.00% 2020[2,4]	$31,925	$33,920
Iron Mountain Inc. 6.00% 2023[2]	950	1,000
Iron Mountain Inc. 5.75% 2024[2]	4,325	4,363
iStar Financial Inc. 4.00% 2017	25,500	24,990
iStar Financial Inc. 4.875% 2018	11,575	11,445
iStar Financial Inc. 5.00% 2019	14,275	14,025
iStar Financial Inc., Series B, 9.00% 2017	37,360	39,742
JPMorgan Chase & Co. 0.952% 2016[7]	14,678	14,692
JPMorgan Chase & Co. 1.35% 2017	12,240	12,265
JPMorgan Chase & Co. 2.25% 2020	10,000	9,931
JPMorgan Chase & Co. 2.55% 2020	22,588	22,519
JPMorgan Chase & Co. 3.25% 2022	5,000	5,054
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	36,425	36,625
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	36,535	39,686
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	74,825	77,837
Keybank National Association 2.50% 2019	9,000	9,079
Kimco Realty Corp. 5.70% 2017	17,250	18,289
Kimco Realty Corp. 6.875% 2019	10,000	11,614
Kimco Realty Corp. 3.40% 2022	5,460	5,469
Kimco Realty Corp., Series C, 5.783% 2016	15,000	15,240
Leucadia National Corp. 5.50% 2023	13,255	13,268
Liberty Mutual Group Inc. 4.25% 2023[4]	4,400	4,523
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	19,415	22,813
Lloyds Banking Group PLC 2.30% 2018	3,625	3,672
Lloyds Banking Group PLC 4.50% 2024	19,000	19,366
MetLife Capital Trust IV, junior subordinated 7.875% 2067[4]	14,430	17,965
MetLife Capital Trust X, junior subordinated 9.25% 2068[4]	500	696
MetLife Global Funding I 2.30% 2019[4]	8,435	8,525
MetLife Global Funding I 2.00% 2020[4]	5,135	5,094
MetLife, Inc. 4.05% 2045	9,025	8,575
MetLife, Inc. 5.25% 2049	16,000	16,190
Morgan Stanley 3.45% 2015	8,979	8,979
Morgan Stanley 3.80% 2016	5,125	5,203
Morgan Stanley 4.00% 2025	6,724	6,932
Morgan Stanley 4.35% 2026	10,200	10,391
Morgan Stanley 4.30% 2045	3,375	3,247
Nationwide Mutual Insurance Co. 2.627% 2024[4,7]	8,150	7,826
New York Life Global Funding 2.10% 2019[4]	11,000	11,079
New York Life Global Funding 1.95% 2020[4]	1,820	1,804
Nordea Bank AB 2.50% 2020[4]	7,425	7,472
Outfront Media Inc. 5.625% 2024[2,4]	7,650	7,990
PNC Bank 2.40% 2019	7,825	7,887
PNC Bank 2.45% 2020	1,755	1,758
PNC Financial Services Group, Inc. 2.854% 2022	8,395	8,324
PNC Financial Services Group, Inc. 3.90% 2024	10,250	10,454
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	10,250	11,059
PNC Preferred Funding Trust I, junior subordinated 1.987% (undated)[4,7]	23,800	21,658
Prologis, Inc. 3.35% 2021	1,950	1,969
Prologis, Inc. 4.25% 2023	30,260	31,614
Prologis, Inc. 3.75% 2025	2,865	2,850
Prudential Financial, Inc. 3.50% 2024	12,000	12,220
Prudential Financial, Inc. 4.60% 2044	2,500	2,551
QBE Insurance Group Ltd. 2.40% 2018[4]	16,910	16,987
Rabobank Nederland 2.25% 2019	8,000	8,076
The Income Fund of America — Page 8 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Rabobank Nederland 4.375% 2025	$9,000	$9,204
RBS Capital Trust II 6.425% noncumulative trust (undated)	6,005	6,636
Realogy Corp. 4.50% 2019[4]	38,250	39,541
Realogy Corp. 5.25% 2021[4]	23,600	24,573
Realogy Corp., LOC, 4.40% 2016[7,8,9]	3,383	3,351
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4]	12,735	14,900
Ryman Hospitality Properties, Inc. 5.00% 2021	9,900	10,172
Ryman Hospitality Properties, Inc. 5.00% 2023	3,325	3,450
Scentre Group 2.375% 2021[4]	4,575	4,392
Scentre Group 3.25% 2025[4]	7,580	7,217
Scentre Group 3.50% 2025[4]	17,280	16,786
Select Income REIT 3.60% 2020	5,775	5,860
Select Income REIT 4.15% 2022	3,300	3,256
Select Income REIT 4.50% 2025	2,540	2,426
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[4]	67,890	79,516
Société Générale, junior subordinated 5.922% (undated)[4]	45,073	46,172
Synovus Financial Corp. 7.875% 2019	23,506	26,474
Travelers Property Casualty Corp. 4.30% 2045	1,500	1,532
UBS Group AG 2.95% 2020[4]	10,000	10,018
UBS Group AG 4.125% 2025[4]	4,425	4,451
UDR, Inc. 4.00% 2025	1,000	1,019
Unum Group 7.125% 2016	6,740	7,084
UnumProvident Finance Co. PLC 6.85% 2015[4]	14,529	14,556
US Bancorp. 3.70% 2024	10,000	10,486
US Bancorp., Series T, 1.65% 2017	10,000	10,090
WEA Finance LLC 1.75% 2017[4]	12,360	12,328
WEA Finance LLC 2.70% 2019[4]	15,195	15,164
WEA Finance LLC 3.25% 2020[4]	10,195	10,305
WEA Finance LLC 3.75% 2024[4]	8,200	8,199
Wells Fargo & Co. 3.676% 2016	10,000	10,187
Wells Fargo & Co. 2.60% 2020	10,000	10,109
Wells Fargo & Co. 4.60% 2021	45,000	49,487
Wells Fargo & Co. 3.55% 2025	5,000	5,016
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	86,566	92,301
Westpac Banking Corp. 3.00% 2015	9,000	9,025
		2,489,203
Consumer discretionary 1.95%
21st Century Fox America, Inc. 3.70% 2025[4]	1,340	1,344
21st Century Fox America, Inc. 4.95% 2045[4]	415	427
Amazon.com, Inc. 4.80% 2034	12,000	12,662
Amazon.com, Inc. 4.95% 2044	9,000	9,429
American Honda Finance Corp. 2.25% 2019	8,500	8,530
American Honda Finance Corp. 2.45% 2020	8,000	8,075
Boyd Gaming Corp. 9.00% 2020	33,000	35,722
Boyd Gaming Corp. 6.875% 2023	16,125	17,173
Burger King Corp. 4.625% 2022[4]	9,000	9,157
Burger King Corp. 6.00% 2022[4]	26,025	27,274
Cablevision Systems Corp. 7.75% 2018	13,800	14,524
Cablevision Systems Corp. 8.00% 2020	20,000	19,550
Carnival Corp. 3.95% 2020	11,290	11,811
CBS Corp. 1.95% 2017	5,000	5,032
CBS Outdoor Americas Inc. 5.25% 2022	29,500	30,422
CBS Outdoor Americas Inc. 5.625% 2024	2,496	2,607
The Income Fund of America — Page 9 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	$3,429	$3,528
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[4]	11,045	11,132
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	12,600	13,246
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[4]	9,715	9,869
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	1,400	1,488
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[4]	17,510	17,868
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[4]	8,750	9,041
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[4]	6,475	6,731
Cedar Fair, LP 5.375% 2024	7,110	7,306
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[7,8,9]	6,459	6,430
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	69,824	70,173
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	32,285	33,617
Comcast Corp. 6.45% 2037	25,000	31,446
Comcast Corp. 4.75% 2044	4,855	5,132
Cox Communications, Inc. 5.875% 2016[4]	25,000	26,147
Cumulus Media Holdings Inc. 7.75% 2019	42,758	28,594
Cumulus Media Inc., Term Loan B, 4.25% 2020[7,8,9]	10,624	9,064
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	2,000	2,023
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	8,585	8,528
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	14,000	13,712
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	12,800	12,673
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	770	755
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	2,000	1,978
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,897
Delta 2 (Formula One), Term Loan B, 7.75% 2022[7,8,9]	12,125	11,549
DISH DBS Corp. 4.625% 2017	23,825	24,540
DISH DBS Corp. 4.25% 2018	27,875	27,910
DISH DBS Corp. 7.875% 2019	1,425	1,567
Dollar Tree Inc. 5.25% 2020[4]	4,025	4,216
Dollar Tree Inc. 5.75% 2023[4]	8,050	8,523
Federated Department Stores, Inc. 6.90% 2029	7,925	9,471
Ford Motor Credit Co. 1.70% 2016	8,500	8,521
Ford Motor Credit Co. 2.50% 2016	7,000	7,023
Ford Motor Credit Co. 8.00% 2016	1,500	1,604
Ford Motor Credit Co. 2.145% 2018	8,170	8,177
Ford Motor Credit Co. 2.375% 2018	10,905	10,968
Ford Motor Credit Co. 2.597% 2019	7,270	7,216
Ford Motor Credit Co. 3.157% 2020	10,000	10,120
Ford Motor Credit Co. 3.219% 2022	16,000	15,947
Ford Motor Credit Co. 4.375% 2023	8,850	9,363
Ford Motor Credit Co. 3.664% 2024	7,000	6,975
Gannett Co., Inc. 5.125% 2019	7,925	8,282
Gannett Co., Inc. 4.875% 2021[4]	6,835	6,784
Gannett Co., Inc. 5.50% 2024[4]	6,500	6,614
General Motors Co. 4.00% 2025	9,345	9,204
General Motors Co. 5.20% 2045	8,000	7,965
General Motors Financial Co. 6.75% 2018	2,760	3,024
General Motors Financial Co. 3.50% 2019	8,795	8,898
General Motors Financial Co. 4.375% 2021	21,275	22,106
General Motors Financial Co. 3.45% 2022	33,990	33,311
Hilton Worldwide Finance LLC 5.625% 2021	9,565	10,091
Hilton Worldwide, Term Loan B, 3.50% 2020[7,8,9]	14,579	14,626
Home Depot, Inc. 3.35% 2025	1,580	1,624
Home Depot, Inc. 5.95% 2041	12,500	15,923
The Income Fund of America — Page 10 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 2.60% 2020[4]	$3,250	$3,198
Hyundai Capital America 3.00% 2020[4]	2,000	2,000
iHeartCommunications, Inc. 10.625% 2023	19,310	16,269
International Game Technology 6.25% 2022[4]	19,000	18,620
La Quinta Properties, Inc., First Lien Term Loan B, 3.75% 2021[7,8,9]	18,302	18,171
Limited Brands, Inc. 8.50% 2019	16,105	19,084
Limited Brands, Inc. 7.00% 2020	21,271	24,475
Limited Brands, Inc. 6.625% 2021	23,754	27,020
Limited Brands, Inc. 6.875% 2035[4]	30,625	32,041
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	17,225	16,730
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	7,901
MGM Resorts International 7.50% 2016	8,425	8,685
MGM Resorts International 8.625% 2019	5,425	6,184
MGM Resorts International 6.75% 2020	7,350	7,901
MGM Resorts International 7.75% 2022	17,000	18,934
MGM Resorts International 6.00% 2023	7,450	7,618
Michaels Stores, Inc. 5.875% 2020[4]	14,125	14,972
Mohegan Tribal Gaming Authority 11.00% 2018[4,6]	4,318	4,340
Myriad International Holdings 6.00% 2020[4]	40,000	42,806
NBC Universal Enterprise, Inc. 1.006% 2018[4,7]	8,625	8,633
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	37,105	39,610
NBCUniversal Media, LLC 2.875% 2016	10,000	10,098
NCL Corp. Ltd. 5.00% 2018	575	585
NCL Corp. Ltd. 5.25% 2019[4]	17,000	17,563
Needle Merger Sub Corp. 8.125% 2019[4]	33,920	31,122
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	49,600	51,770
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6]	14,555	15,191
Neiman Marcus, Term Loan B, 4.25% 2020[7,8,9]	36,801	35,964
PETCO Animal Supplies, Inc. 9.25% 2018[4]	21,600	22,275
PETsMART, Inc. 7.125% 2023[4]	10,525	11,104
Pinnacle Entertainment, Inc. 6.375% 2021	15,700	16,799
Playa Resorts Holding BV 8.00% 2020[4]	24,490	24,980
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[7,8,9]	5,387	5,323
President & Fellows of Harvard College 3.619% 2037	10,000	9,752
RCI Banque 3.50% 2018[4]	12,500	12,779
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	11,950	12,428
Schaeffler Holding Finance BV 7.625% 2018[4,6]	5,450	5,654
Schaeffler Holding Finance BV 6.25% 2019[4,6]	11,500	12,176
Seminole Tribe of Florida 6.535% 2020[4,9]	7,580	8,073
Sotheby’s Holdings, Inc. 5.25% 2022[4]	6,475	6,313
Stackpole Intl. 7.75% 2021[4]	37,765	42,486
Standard Pacific Corp. 8.375% 2021	2,475	2,948
Starbucks Corp. 2.70% 2022	2,140	2,167
Starbucks Corp. 4.30% 2045	3,120	3,193
Station Casinos LLC 7.50% 2021	2,500	2,681
Thomson Reuters Corp. 1.30% 2017	1,510	1,508
Thomson Reuters Corp. 1.65% 2017	6,765	6,767
Thomson Reuters Corp. 4.30% 2023	1,285	1,339
Thomson Reuters Corp. 5.65% 2043	1,425	1,534
TI Automotive Ltd. 8.75% 2023[4]	4,210	3,984
Time Warner Cable Inc. 6.75% 2018	18,630	20,690
Time Warner Cable Inc. 5.00% 2020	35,000	37,489
Time Warner Inc. 4.75% 2021	15,000	16,441
Time Warner Inc. 3.60% 2025	21,900	21,759
The Income Fund of America — Page 11 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 1.45% 2018	$2,000	$2,005
Toyota Motor Credit Corp. 2.125% 2019	1,500	1,513
Toyota Motor Credit Corp. 2.15% 2020	15,000	15,096
Univision Communications Inc. 5.125% 2023[4]	1,250	1,244
Univision Communications Inc. 5.125% 2025[4]	1,305	1,285
Univision Communications Inc., Term Loan C3, 4.00% 2020[7,8,9]	17,007	16,903
Virgin Media Secured Finance PLC 5.375% 2021[4,9]	15,840	16,691
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	1,385	1,326
Volkswagen International Finance NV 2.875% 2016[4]	2,000	2,004
Volkswagen International Finance NV 2.375% 2017[4]	14,500	14,424
Warner Music Group 6.00% 2021[4]	15,146	15,676
Warner Music Group 5.625% 2022[4]	10,637	10,557
Warner Music Group 6.75% 2022[4]	14,925	13,890
Weather Company, Term Loan, 7.00% 2020[7,8,9]	2,500	2,503
WPP Finance 2010 3.75% 2024	2,000	2,015
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	6,725	6,721
Wynn Macau, Ltd. 5.25% 2021[4]	28,900	26,588
ZF Friedrichshafen AG 4.00% 2020[4]	5,065	5,135
ZF Friedrichshafen AG 4.50% 2022[4]	10,995	11,112
ZF Friedrichshafen AG 4.75% 2025[4]	10,480	10,323
		1,866,397
Health care 1.85%
AbbVie Inc. 2.90% 2022	7,200	6,981
AbbVie Inc. 3.20% 2022	2,675	2,653
AbbVie Inc. 3.60% 2025	15,500	15,274
AbbVie Inc. 4.50% 2035	15,260	14,618
AbbVie Inc. 4.40% 2042	7,985	7,305
AbbVie Inc. 4.70% 2045	20,830	20,018
Actavis Funding SCS 2.35% 2018	11,135	11,195
Actavis Funding SCS 3.00% 2020	16,590	16,720
Actavis Funding SCS 3.45% 2022	20,180	20,083
Actavis Funding SCS 3.80% 2025	35,940	35,699
Actavis Funding SCS 4.55% 2035	18,570	17,850
Actavis Funding SCS 4.75% 2045	8,840	8,534
Amgen Inc. 2.125% 2020	1,800	1,786
Amgen Inc. 2.70% 2022	5,990	5,888
Baxalta Inc. 2.875% 2020[4]	14,410	14,412
Baxalta Inc. 4.00% 2025[4]	10,140	10,220
Baxalta Inc. 5.25% 2045[4]	1,080	1,110
Bayer AG 2.375% 2019[4]	9,760	9,864
Becton, Dickinson and Co. 2.675% 2019	3,600	3,645
Becton, Dickinson and Co. 3.734% 2024	1,305	1,338
Becton, Dickinson and Co. 4.685% 2044	3,800	3,878
Biogen Inc. 2.90% 2020	10,700	10,819
Biogen Inc. 3.625% 2022	3,615	3,682
Biogen Inc. 4.05% 2025	11,509	11,660
Biogen Inc. 5.20% 2045	12,953	13,128
Boston Scientific Corp. 2.85% 2020	7,875	7,880
Boston Scientific Corp. 6.00% 2020	5,375	6,027
Boston Scientific Corp. 3.375% 2022	14,300	14,357
Boston Scientific Corp. 3.85% 2025	11,200	11,160
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,000
Celgene Corp 3.55% 2022	6,910	7,034
The Income Fund of America — Page 12 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Celgene Corp. 3.625% 2024	$13,610	$13,617
Celgene Corp. 3.875% 2025	5,855	5,885
Celgene Corp. 4.625% 2044	6,050	5,814
Celgene Corp. 5.00% 2045	18,285	18,436
Centene Corp. 5.75% 2017	10,060	10,525
Centene Corp. 4.75% 2022	27,700	27,700
Concordia Healthcare Corp. 9.50% 2022[4]	20,045	19,744
Concordia Healthcare Corp. 7.00% 2023[4]	10,585	9,262
ConvaTec Finance International SA 8.25% 2019[4,6]	21,280	21,307
DaVita HealthCare Partners Inc. 5.00% 2025	14,450	14,381
DENTSPLY International Inc. 2.75% 2016	5,620	5,688
DJO Finance LLC 10.75% 2020[4]	13,253	13,220
DJO Finco Inc. 8.125% 2021[4]	46,605	46,372
EMD Finance LLC 1.70% 2018[4]	18,900	18,959
EMD Finance LLC 2.40% 2020[4]	22,050	21,903
EMD Finance LLC 2.95% 2022[4]	18,600	18,324
EMD Finance LLC 3.25% 2025[4]	29,900	28,957
Endo Finance LLC & Endo Finco Inc. 7.25% 2020[4]	6,350	6,596
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[4]	17,135	17,221
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	11,760	11,554
Express Scripts Inc. 3.125% 2016	13,564	13,725
Express Scripts Inc. 7.25% 2019	8,985	10,386
Gilead Sciences, Inc. 3.05% 2016	10,265	10,518
Gilead Sciences, Inc. 1.85% 2018	4,610	4,659
Gilead Sciences, Inc. 2.55% 2020	9,247	9,339
Gilead Sciences, Inc. 3.25% 2022	10,015	10,197
Gilead Sciences, Inc. 3.65% 2026	2,200	2,228
Gilead Sciences, Inc. 4.80% 2044	1,615	1,636
Gilead Sciences, Inc. 4.50% 2045	3,400	3,314
Gilead Sciences, Inc. 4.75% 2046	10,870	11,036
HCA Inc. 3.75% 2019	26,082	26,598
HCA Inc. 6.50% 2020	16,050	17,996
HCA Inc. 4.75% 2023	1,035	1,063
HCA Inc. 5.00% 2024	2,080	2,148
HealthSouth Corp. 5.75% 2024[4]	3,300	3,316
HealthSouth Corp. 5.75% 2025[4]	6,105	6,074
Hologic, Inc. 5.25% 2022[4]	2,025	2,121
Humana Inc. 3.85% 2024	4,400	4,482
Humana Inc. 4.95% 2044	20,440	20,962
inVentiv Health Inc., Term Loan B4, 7.75% 2018[7,8,9]	16,305	16,298
inVentiv Health Inc. 9.00% 2018[4]	36,955	38,248
inVentiv Health Inc. 10.00% 2018	22,533	21,505
inVentiv Health Inc. 10.00% 2018	13,010	12,685
inVentiv Health Inc. 12.00% 2018[4,6]	52,542	50,902
Kindred Healthcare, Inc. 8.00% 2020	15,625	16,289
Kindred Healthcare, Inc. 8.75% 2023	8,865	9,308
Kinetic Concepts, Inc. 10.50% 2018	91,237	96,565
Kinetic Concepts, Inc. 12.50% 2019	29,610	31,498
Laboratory Corporation of America Holdings 3.20% 2022	5,335	5,276
Laboratory Corporation of America Holdings 3.60% 2025	4,440	4,331
Laboratory Corporation of America Holdings 4.70% 2045	1,375	1,270
Mallinckrodt PLC 4.875% 2020[4]	10,100	9,734
Mallinckrodt PLC 5.75% 2022[4]	2,783	2,630
Mallinckrodt PLC 5.625% 2023[4]	12,415	11,732
The Income Fund of America — Page 13 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
McKesson Corp. 0.95% 2015	$1,135	$1,135
McKesson Corp. 3.25% 2016	7,525	7,583
McKesson Corp. 1.40% 2018	745	739
McKesson Corp. 2.284% 2019	5,875	5,869
McKesson Corp. 4.75% 2021	3,475	3,800
McKesson Corp. 3.796% 2024	12,005	12,296
Medtronic, Inc. 2.50% 2020	16,775	17,041
Medtronic, Inc. 3.50% 2025	4,700	4,821
Medtronic, Inc. 4.375% 2035	8,675	9,006
Medtronic, Inc. 4.625% 2045	11,035	11,655
Merck & Co., Inc. 1.10% 2018	6,710	6,716
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	13,940	12,110
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	19,936	19,694
Pfizer Inc. 7.20% 2039	1,353	1,869
PRA Holdings, Inc. 9.50% 2023[4]	5,376	6,095
Quintiles Transnational Corp. 4.875% 2023[4]	28,175	29,108
Roche Holdings, Inc. 2.25% 2019[4]	8,500	8,610
Roche Holdings, Inc. 2.875% 2021[4]	15,000	15,367
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,7,8,9]	11,858	11,799
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,7,8,9]	9,200	9,154
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,2,6,7,8,9]	21,327	21,220
St. Jude Medical, Inc. 2.80% 2020	9,100	9,166
St. Jude Medical, Inc. 3.875% 2025	1,245	1,267
Tenet Healthcare Corp. 4.375% 2021	5,800	5,814
Tenet Healthcare Corp. 6.75% 2023	12,175	12,221
Tenet Healthcare Corp., First Lien, 6.25% 2018	2,500	2,675
Tenet Healthcare Corp., First Lien, 4.75% 2020	12,190	12,434
Tenet Healthcare Corp., First Lien, 6.00% 2020	39,030	42,348
Tenet Healthcare Corp., First Lien, 4.50% 2021	15,440	15,517
Thermo Fisher Scientific Inc. 1.30% 2017	8,630	8,625
Thermo Fisher Scientific Inc. 2.40% 2019	8,405	8,474
Thermo Fisher Scientific Inc. 3.30% 2022	1,115	1,119
Thermo Fisher Scientific Inc. 4.15% 2024	11,250	11,784
Thermo Fisher Scientific Inc. 5.30% 2044	365	395
UnitedHealth Group Inc. 1.40% 2017	6,500	6,515
UnitedHealth Group Inc. 6.00% 2017	12,430	13,375
UnitedHealth Group Inc. 3.35% 2022	7,030	7,293
UnitedHealth Group Inc. 3.75% 2025	17,710	18,497
UnitedHealth Group Inc. 4.625% 2035	1,080	1,149
UnitedHealth Group Inc. 4.75% 2045	1,800	1,920
VPI Escrow Corp. 6.75% 2018[4]	37,325	35,832
VPI Escrow Corp. 6.375% 2020[4]	50,595	45,662
VPI Escrow Corp. 7.50% 2021[4]	17,770	16,160
VRX Escrow Corp. 5.375% 2020[4]	33,820	29,592
VRX Escrow Corp. 5.875% 2023[4]	14,545	12,291
VRX Escrow Corp. 6.125% 2025[4]	32,955	27,806
WellPoint, Inc. 2.30% 2018	1,370	1,378
WellPoint, Inc. 2.25% 2019	12,500	12,431
Zimmer Holdings, Inc. 2.00% 2018	4,640	4,645
Zimmer Holdings, Inc. 2.70% 2020	13,770	13,746
Zimmer Holdings, Inc. 3.15% 2022	24,360	24,218
Zimmer Holdings, Inc. 3.55% 2025	13,770	13,582
		1,774,970
The Income Fund of America — Page 14 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 1.85%	Principal amount (000)	Value (000)
Alpha Natural Resources, Inc. 7.50% 2020[4,10]	$35,950	$2,337
Alpha Natural Resources, Inc. 7.50% 2020[4,10]	24,559	1,719
American Energy - Woodford LLC 12.00% 2020[4,6]	11,147	4,266
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	25,050	11,815
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	23,825	2,184
American Energy (Permian Basin), 6.804% 2019[4,7]	10,000	5,475
American Energy (Permian Basin) 7.125% 2020[4]	24,550	13,318
American Energy (Permian Basin) 7.375% 2021[4]	15,350	8,327
Anadarko Petroleum Corp. 5.95% 2016	10,500	10,889
Anadarko Petroleum Corp. 6.375% 2017	13,500	14,545
Anadarko Petroleum Corp. 8.70% 2019	32,255	38,063
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,237
Anadarko Petroleum Corp. 6.20% 2040	500	541
APT Pipelines Ltd. 4.20% 2025[4]	15,140	14,638
Baytex Energy Corp. 5.125% 2021[4]	10,050	8,492
Baytex Energy Corp. 5.625% 2024[4]	3,450	2,864
BG Energy Capital PLC 2.50% 2015[4]	7,000	7,012
BG Energy Capital PLC 2.875% 2016[4]	7,395	7,504
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	9,810	9,221
Boardwalk Pipeline Partners 3.375% 2023	3,000	2,565
Boardwalk Pipelines, LP 4.95% 2024	6,705	6,148
Bonanza Creek Energy, Inc. 6.75% 2021	10,400	7,540
Bonanza Creek Energy, Inc. 5.75% 2023	5,600	3,780
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,738
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,364
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,062
Cenovus Energy Inc. 3.00% 2022	5,970	5,517
Cenovus Energy Inc. 3.80% 2023	19,005	18,127
Chesapeake Energy Corp. 4.875% 2022	22,525	14,078
Chevron Corp. 1.961% 2020	6,310	6,316
Chevron Corp. 2.411% 2022	3,790	3,761
CONSOL Energy Inc. 5.875% 2022	37,950	24,857
Denbury Resources Inc. 4.625% 2023	45,225	30,414
Devon Energy Corp. 2.25% 2018	3,600	3,605
Devon Energy Corp. 5.00% 2045	12,815	11,808
Diamond Offshore Drilling, Inc. 4.875% 2043	37,240	26,423
Ecopetrol SA 5.375% 2026	10,935	10,217
Ecopetrol SA 5.875% 2045	2,115	1,745
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	4,997
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	24,962
Enbridge Energy Partners, LP 9.875% 2019	10,500	12,477
Enbridge Energy Partners, LP 4.375% 2020	16,770	17,008
Enbridge Energy Partners, LP 5.875% 2025	23,370	23,599
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,006
Enbridge Energy Partners, LP 7.375% 2045	36,315	38,082
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,594
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	6,311
Enbridge Inc. 5.60% 2017	20,067	20,906
Enbridge Inc. 4.00% 2023	27,650	25,571
Enbridge Inc. 3.50% 2024	3,015	2,686
Energy Transfer Partners, LP 4.15% 2020	5,000	5,021
Energy Transfer Partners, LP 5.875% 2024	10,025	9,762
Energy Transfer Partners, LP 4.75% 2026	11,850	10,908
Energy Transfer Partners, LP 5.50% 2027	2,650	2,372
The Income Fund of America — Page 15 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 6.125% 2045	$7,325	$6,602
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,625
EnLink Midstream Partners, LP 4.40% 2024	7,310	6,896
EnLink Midstream Partners, LP 4.15% 2025	11,760	10,753
EnLink Midstream Partners, LP 5.05% 2045	9,810	7,947
Ensco PLC 5.20% 2025	11,300	9,458
Ensco PLC 5.75% 2044	11,915	9,063
Enterprise Products Operating LLC 5.20% 2020	5,500	6,063
Enterprise Products Operating LLC 3.70% 2026	615	586
Enterprise Products Operating LLC 4.85% 2044	2,805	2,565
Enterprise Products Operating LLC 4.90% 2046	1,040	958
EP Energy Corp. 9.375% 2020	14,550	12,731
EP Energy Corp. 6.375% 2023	15,150	11,590
Exxon Mobil Corp. 1.305% 2018	9,560	9,609
Exxon Mobil Corp. 1.819% 2019	1,280	1,292
Exxon Mobil Corp. 1.912% 2020	5,610	5,644
Exxon Mobil Corp. 2.397% 2022	13,035	13,031
Exxon Mobil Corp. 2.709% 2025	15,440	15,290
Exxon Mobil Corp. 3.567% 2045	1,410	1,357
Genesis Energy, LP 6.75% 2022	8,900	8,722
Jupiter Resources Inc. 8.50% 2022[4]	31,425	16,498
Kinder Morgan Energy Partners, LP 3.50% 2016	9,750	9,820
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,849
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,918
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	11,596
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	6,661
Kinder Morgan Energy Partners, LP 3.50% 2023	4,850	4,232
Kinder Morgan Energy Partners, LP 4.25% 2024	8,265	7,397
Kinder Morgan Energy Partners, LP 6.95% 2038	460	458
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	15,755
Kinder Morgan Energy Partners, LP 5.40% 2044	9,660	7,971
Kinder Morgan Energy Partners, LP 5.50% 2044	7,206	6,069
Kinder Morgan, Inc. 3.05% 2019	8,070	7,831
Kinder Morgan, Inc. 4.30% 2025	8,035	7,291
Kinder Morgan, Inc. 5.55% 2045	6,160	5,208
Laredo Petroleum, Inc. 5.625% 2022	2,000	1,890
Matador Resources Co. 6.875% 2023	2,025	2,040
NGL Energy Partners LP 5.125% 2019	8,390	7,824
NGL Energy Partners LP 6.875% 2021	6,110	5,866
NGPL PipeCo LLC 7.119% 2017[4]	57,420	53,401
NGPL PipeCo LLC 9.625% 2019[4]	47,630	46,439
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[7,8,9]	1,917	1,732
Noble Corp PLC 4.00% 2018	7,555	6,949
Noble Corp PLC 5.95% 2025	23,605	19,007
Noble Corp PLC 6.95% 2045	25,605	18,536
Oasis Petroleum Inc. 6.875% 2022	20,150	17,329
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[4,9]	1,525	763
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,9]	4,408	1,519
PDC Energy Inc. 7.75% 2022	46,625	47,091
Peabody Energy Corp. 6.00% 2018	123,645	22,256
Peabody Energy Corp. 6.50% 2020	4,500	675
Peabody Energy Corp. 6.25% 2021	32,150	4,823
Petrobras Global Finance Co. 6.85% 2115	2,775	1,918
Petrobras International Finance Co. 5.75% 2020	6,535	5,604
The Income Fund of America — Page 16 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras International Finance Co. 5.375% 2021	$28,655	$23,390
Petróleos Mexicanos 3.50% 2018	14,280	14,558
Petróleos Mexicanos 3.50% 2023	11,000	10,241
Petróleos Mexicanos 4.50% 2026[4]	8,775	8,400
Petróleos Mexicanos 5.625% 2046[4]	7,290	6,314
Phillips 66 Partners LP 3.605% 2025	1,640	1,513
Phillips 66 Partners LP 4.68% 2045	245	199
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,9]	13,450	9,415
Range Resources Corp. 4.875% 2025[4]	25,375	22,901
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,9]	16,370	17,686
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,9]	10,325	11,745
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,707
Ras Laffan Liquefied Natural Gas III 6.75% 2019[4]	1,000	1,177
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	14,855	15,449
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	35	34
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	10,601
Rice Energy Inc. 6.25% 2022	32,300	29,393
Rice Energy Inc. 7.25% 2023[4]	6,775	6,301
Sabine Pass Liquefaction, LLC 5.625% 2021	35,675	35,586
Sabine Pass Liquefaction, LLC 6.25% 2022	15,000	14,962
Sabine Pass Liquefaction, LLC 5.625% 2023	5,500	5,380
Sabine Pass Liquefaction, LLC 5.75% 2024	6,675	6,458
Sabine Pass Liquefaction, LLC 5.625% 2025[4]	19,750	19,009
Samson Investment Co. 9.75% 2020	9,820	49
Samson Investment Co., Term Loan B, 5.00% 2018[7,8,9,10]	1,450	83
SandRidge Energy, Inc. 7.50% 2023	16,100	3,824
Seven Generations Energy Ltd. 6.75% 2023[4]	14,066	12,870
Shell International Finance BV 2.125% 2020	8,145	8,171
Shell International Finance BV 3.25% 2025	7,040	7,047
SM Energy Co. 5.625% 2025	20,375	18,643
Southwestern Energy Co. 4.95% 2025	27,465	24,013
Spectra Energy Partners, LP 4.75% 2024	3,250	3,350
Statoil ASA 3.125% 2017	10,000	10,356
Statoil ASA 2.75% 2021	3,085	3,107
Statoil ASA 3.25% 2024	850	849
Statoil ASA 4.25% 2041	3,000	2,973
StatoilHydro ASA 1.80% 2016	10,000	10,095
Targa Resources Corp. 4.125% 2019	8,755	8,186
Targa Resources Partners LP 6.75% 2024[4]	4,500	4,433
TC PipeLines, LP 4.375% 2025	11,815	11,149
Teekay Corp. 8.50% 2020	25,416	25,485
Tesoro Logistics LP 5.50% 2019[4]	7,785	8,096
Tesoro Logistics LP 6.25% 2022[4]	7,900	8,255
Total Capital International 2.125% 2018	6,500	6,616
Total Capital International 2.10% 2019	8,500	8,616
TransCanada PipeLines Ltd. 7.625% 2039	10,750	14,145
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	61,150	50,907
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	2,820	2,713
Transocean Inc. 5.55% 2016	18,395	18,366
Transocean Inc. 6.875% 2021	20,000	15,875
Transportadora de Gas Peru SA 4.25% 2028[4,9]	1,700	1,628
Weatherford International PLC 4.50% 2022	9,305	7,319
Weatherford International PLC 7.00% 2038	20,000	14,475
Weatherford International PLC 6.75% 2040	17,725	12,673
The Income Fund of America — Page 17 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 5.95% 2042	$5,000	$3,425
Western Gas Partners LP 2.60% 2018	1,150	1,143
Western Gas Partners LP 3.95% 2025	3,045	2,787
Williams Companies, Inc. 3.70% 2023	7,550	6,174
Williams Partners LP 5.25% 2020	1,960	2,063
Williams Partners LP 4.00% 2021	2,900	2,748
Williams Partners LP 4.50% 2023	6,000	5,497
Williams Partners LP 4.30% 2024	7,670	6,885
Williams Partners LP 3.90% 2025	14,300	12,182
Williams Partners LP 4.00% 2025	14,725	12,561
Williams Partners LP 5.40% 2044	760	599
Williams Partners LP 4.90% 2045	3,260	2,417
Williams Partners LP 5.10% 2045	6,965	5,383
Woodside Finance Ltd. 4.60% 2021[4]	18,935	19,527
WPX Energy Inc. 7.50% 2020	6,100	5,810
		1,769,759
Telecommunication services 1.43%
Altice Financing SA 6.625% 2023[4]	36,550	36,733
Altice Finco SA 6.50% 2022[4]	12,500	12,687
Altice Finco SA 7.625% 2025[4]	1,475	1,401
Altice Finco SA, First Lien, 7.75% 2022[4]	12,550	12,111
AT&T Inc. 2.40% 2016	9,000	9,105
AT&T Inc. 3.40% 2025	37,497	36,475
AT&T Inc. 4.50% 2035	15,850	14,887
AT&T Inc. 4.30% 2042	3,235	2,818
AT&T Inc. 4.35% 2045	135	117
AT&T Inc. 4.75% 2046	5,804	5,384
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	6,125	6,898
Deutsche Telekom International Finance BV 9.25% 2032	8,420	12,627
France Télécom 2.75% 2016	9,000	9,139
France Télécom 4.125% 2021	15,000	16,016
Frontier Communications Corp. 8.125% 2018	26,547	28,107
Frontier Communications Corp. 8.875% 2020[4]	6,450	6,712
Frontier Communications Corp. 9.25% 2021	11,400	11,628
Frontier Communications Corp. 8.75% 2022	1,000	968
Frontier Communications Corp. 10.50% 2022[4]	22,875	23,790
Frontier Communications Corp. 7.125% 2023	6,225	5,587
Frontier Communications Corp. 7.625% 2024	20,000	18,000
Frontier Communications Corp. 11.00% 2025[4]	76,670	80,551
Intelsat Jackson Holding Co. 7.25% 2019	15,275	14,435
Intelsat Jackson Holding Co. 7.25% 2020	23,004	21,049
Intelsat Jackson Holding Co. 6.625% 2022	55,925	44,460
Intelsat Luxembourg Holding Co. 6.75% 2018	2,500	2,231
LightSquared, Term Loan, 9.00% 2015[1,6,7,8,9]	24,633	25,264
LightSquared, Term Loan, 9.00% 2015[1,6,7,8,9]	9,311	9,312
MetroPCS Wireless, Inc. 6.25% 2021	42,375	43,854
MetroPCS Wireless, Inc. 6.625% 2023	46,600	47,692
Numericable Group SA 4.875% 2019[4]	67,225	67,897
Numericable Group SA 6.00% 2022[4]	12,850	12,914
Orange SA 5.50% 2044	3,000	3,352
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,125
SoftBank Corp. 4.50% 2020[4]	48,375	48,061
Sprint Capital Corp. 6.90% 2019	5,025	4,837
The Income Fund of America — Page 18 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Nextel Corp. 9.00% 2018[4]	$5,000	$5,509
Sprint Nextel Corp. 7.00% 2020	63,275	58,846
Sprint Nextel Corp. 7.25% 2021	36,155	33,308
Sprint Nextel Corp. 11.50% 2021	21,305	22,424
Sprint Nextel Corp. 7.875% 2023	65,850	60,911
Sprint Nextel Corp. 7.125% 2024	14,000	12,338
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,084
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,723
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,760
T-Mobile US, Inc. 6.542% 2020	39,000	40,072
T-Mobile US, Inc. 6.731% 2022	3,695	3,824
Trilogy International Partners, LLC 10.25% 2016[4]	47,050	46,521
Verizon Communications Inc. 2.625% 2020	4,125	4,171
Verizon Communications Inc. 3.00% 2021	2,516	2,539
Verizon Communications Inc. 5.15% 2023	1,484	1,654
Verizon Communications Inc. 4.272% 2036	81,425	74,469
Verizon Communications Inc. 6.00% 2041	28,000	31,127
Verizon Communications Inc. 6.55% 2043	4,402	5,300
Verizon Communications Inc. 4.522% 2048	110,475	99,770
Wind Acquisition SA 4.75% 2020[4]	72,510	74,323
Wind Acquisition SA 7.375% 2021[4]	65,800	66,458
		1,372,355
Industrials 1.15%
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,004
ABB Finance (USA) Inc. 2.875% 2022	1,000	990
ADS Waste Escrow 8.25% 2020	4,675	4,932
ADT Corp. 4.125% 2019	19,250	19,779
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[9]	8,114	8,708
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	79,655	63,923
Atlas Copco AB 5.60% 2017[4]	5,500	5,810
Boeing Company 1.65% 2020	2,535	2,491
Boeing Company 2.20% 2022	2,145	2,100
Boeing Company 2.60% 2025	3,500	3,398
Builders Firstsource 7.625% 2021[4]	13,745	14,707
Burlington Northern Santa Fe LLC 3.00% 2023	4,580	4,548
Burlington Northern Santa Fe LLC 4.70% 2045	1,395	1,428
Canadian National Railway Co. 1.45% 2016	5,010	5,047
Canadian Pacific Railway Ltd. 4.80% 2045	1,570	1,622
Cenveo, Inc. 6.00% 2019[4]	1,030	907
CEVA Group PLC 7.00% 2021[4]	2,250	2,045
CEVA Group PLC 9.00% 2021[4]	1,050	903
CEVA Group PLC, LOC, 6.50% 2021[7,8,9]	4,870	4,302
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	6,978	6,163
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	5,059	4,468
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	872	770
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[9]	2,194	2,204
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[9]	435	450
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[9]	32	33
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[9]	2,309	2,379
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[9]	1,115	1,150
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[9]	65	70
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[9]	9,968	10,734
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[9]	107	110
The Income Fund of America — Page 19 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[9]	$355	$390
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[9]	342	351
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	3,515	3,735
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[9]	8,313	8,609
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[9]	1,746	1,903
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	3,275	3,683
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[9]	36	38
Corporate Risk Holdings LLC 9.50% 2019[4]	45,000	41,737
Corporate Risk Holdings LLC 13.50% 2020[1,4,6]	12,735	12,234
CSX Corp. 3.35% 2025	1,620	1,623
DAE Aviation Holdings, Inc. 10.00% 2023[4]	40,090	40,691
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[9]	4,641	5,314
ERAC USA Finance Co. 5.25% 2020[4]	5,000	5,560
Euramax International, Inc. 12.00% 2020[4]	21,100	20,573
European Aeronautic Defence and Space Company 2.70% 2023[4]	3,000	2,998
Gardner Denver, Inc., Term Loan B, 4.25% 2020[7,8,9]	22,883	21,513
Gates Global LLC 6.00% 2022[4]	12,575	10,154
Gates Global LLC, Term Loan B, 4.25% 2021[7,8,9]	5,323	5,021
General Electric Capital Corp. 2.95% 2016	4,650	4,708
General Electric Capital Corp. 2.20% 2020	2,211	2,235
General Electric Capital Corp. 2.342% 2020[4]	13,195	13,239
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,957
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)	50,000	55,792
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)	112,300	132,093
General Electric Co. 2.70% 2022	7,750	7,767
General Electric Co. 4.125% 2042	11,000	10,851
Hardwoods Acquisition Inc 7.50% 2021[4]	11,540	10,675
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.102% 2015[1,7,8,9,10]	1,488	1,414
HD Supply, Inc. 7.50% 2020	4,225	4,521
HD Supply, Inc. 11.50% 2020	6,764	7,703
HD Supply, Inc. 5.25% 2021[4]	23,250	24,500
HDTFS Inc. 5.875% 2020	8,350	8,684
KLX Inc. 5.875% 2022[4]	26,345	27,020
LMI Aerospace Inc. 7.375% 2019	15,600	15,405
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	24,500	23,551
Navios Maritime Holdings Inc. 7.375% 2022[4]	25,840	20,414
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	10,510	7,725
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	19,250	19,870
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	30,400	31,654
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	25,700	26,214
Norfolk Southern Corp. 5.75% 2016	6,710	6,774
Norfolk Southern Corp. 4.65% 2046	1,655	1,663
Nortek Inc. 8.50% 2021	33,565	35,747
Ply Gem Industries, Inc. 6.50% 2022	25,000	24,469
Ply Gem Industries, Inc. 6.50% 2022	11,075	10,632
PrimeSource Building Products Inc 9.00% 2023[4]	1,645	1,592
R.R. Donnelley & Sons Co. 7.25% 2018[2]	7,234	7,768
R.R. Donnelley & Sons Co. 7.625% 2020[2]	5,950	6,188
R.R. Donnelley & Sons Co. 7.00% 2022[2]	17,500	17,259
R.R. Donnelley & Sons Co. 6.50% 2023[2]	11,580	10,900
R.R. Donnelley & Sons Co. 7.875% 2021[2]	10,220	10,700
Rolls-Royce PLC 3.625% 2025[4]	645	655
Siemens AG 4.40% 2045[4]	2,000	2,081
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	40,060	34,952
The Income Fund of America — Page 20 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
TRAC Intermodal 11.00% 2019	$8,475	$9,211
TransDigm Inc. 5.50% 2020	27,125	27,396
TransDigm Inc. 6.50% 2024	4,000	4,080
TransDigm Inc. 6.50% 2025[4]	6,650	6,783
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[1,9,10]	2,421	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,9]	3,725	3,939
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[9]	6,059	6,471
Virgin Australia Holdings Ltd. 8.50% 2019[4]	38,875	39,653
Watco Companies 6.375% 2023[4]	10,670	10,723
		1,101,930
Materials 0.84%
ArcelorMittal 5.25% 2017	6,180	6,242
ArcelorMittal 5.125% 2020	5,425	5,227
ArcelorMittal 6.25% 2021	19,077	18,111
ArcelorMittal 7.00% 2022	25,110	23,980
ArcelorMittal 6.125% 2025	16,675	14,418
ArcelorMittal 7.50% 2041	61,355	52,173
BHP Billiton Finance Ltd. 6.75% 2075[4]	13,165	13,445
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[4]	5,520	5,975
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[4]	4,515	4,921
Chemours Co. 6.625% 2023[4]	27,860	20,860
Chemours Co. 7.00% 2025[4]	21,390	15,989
Cliffs Natural Resources Inc. 8.25% 2020[2,4]	10,300	9,270
Cliffs Natural Resources Inc. 4.875% 2021[2]	4,945	1,459
CRH America, Inc. 3.875% 2025[4]	2,000	2,012
CRH America, Inc. 5.125% 2045[4]	2,000	2,077
Dow Chemical Co. 5.25% 2041	4,000	4,047
Eastman Chemical Co. 2.70% 2020	12,000	12,026
Ecolab Inc. 3.00% 2016	7,455	7,611
First Quantum Minerals Ltd. 6.75% 2020[4]	70,288	53,858
First Quantum Minerals Ltd. 7.00% 2021[4]	78,287	58,324
First Quantum Minerals Ltd. 7.25% 2022[4]	7,125	5,232
FMG Resources 9.75% 2022[4]	100,100	99,850
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,035	4,036
Georgia Gulf Corp. 4.625% 2021	20,475	20,014
Georgia-Pacific Corp. 2.539% 2019[4]	12,000	12,054
Glencore Xstrata LLC 4.625% 2024[4]	7,000	5,600
Graphic Packaging International, Inc. 4.75% 2021	4,510	4,645
Holcim Ltd. 6.00% 2019[4]	1,607	1,805
Holcim Ltd. 5.15% 2023[4]	12,595	13,766
Huntsman International LLC 4.875% 2020	3,650	3,452
International Paper Co. 7.30% 2039	5,615	6,786
JMC Steel Group Inc. 8.25% 2018[4]	65,508	44,873
LSB Industries, Inc. 7.75% 2019	9,800	9,322
Monsanto Co. 4.40% 2044	13,090	11,720
Owens-Illinois, Inc. 5.00% 2022[4]	3,360	3,438
Owens-Illinois, Inc. 5.875% 2023[4]	12,780	13,587
Owens-Illinois, Inc. 5.375% 2025[4]	2,515	2,537
Owens-Illinois, Inc. 6.375% 2025[4]	14,490	15,459
Paperworks Industries Inc. 9.50% 2019[4]	2,458	2,458
Praxair, Inc. 2.25% 2020	7,130	7,124
Rayonier Advanced Materials Inc. 5.50% 2024[4]	18,987	15,095
Reynolds Group Inc. 5.75% 2020	85,055	88,670
The Income Fund of America — Page 21 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Reynolds Group Inc. 6.875% 2021	$5,000	$5,237
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,473
Ryerson Inc. 9.00% 2017	27,771	24,300
Ryerson Inc. 11.25% 2018	20,433	17,879
Smurfit Capital Funding PLC 7.50% 2025	2,425	2,971
Tembec Industries Inc. 9.00% 2019[4]	7,520	6,054
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	5,060	5,364
Walter Energy, Inc. 9.50% 2019[4,10]	35,950	11,144
		804,970
Utilities 0.77%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	2,000	2,164
AES Corp. 8.00% 2020	12,500	13,844
AES Corp. 7.375% 2021	18,250	19,527
AES Corp. 4.875% 2023	2,000	1,865
AES Corp. 5.50% 2024	7,500	7,125
AES Corp. 5.50% 2025	2,700	2,525
American Electric Power Co. 2.95% 2022	12,065	11,737
Berkshire Hathaway Energy Co. 2.40% 2020	11,410	11,312
Calpine Corp. 5.375% 2023	23,810	22,798
Calpine Corp. 7.875% 2023[4]	5,621	6,064
Calpine Corp. 5.50% 2024	3,270	3,123
CenterPoint Energy Resources Corp. 4.50% 2021	13,130	13,895
CEZ, a s 4.25% 2022[4]	1,820	1,932
CMS Energy Corp. 8.75% 2019	12,066	14,655
CMS Energy Corp. 6.25% 2020	30,531	34,984
CMS Energy Corp. 5.05% 2022	1,322	1,469
CMS Energy Corp. 3.875% 2024	10,236	10,562
CMS Energy Corp. 4.70% 2043	2,415	2,467
CMS Energy Corp. 4.875% 2044	1,750	1,817
Colbun SA 6.00% 2020[4]	2,000	2,224
Colbun SA 4.50% 2024[4]	1,500	1,515
Comision Federal de Electricidad 4.875% 2024[4]	2,000	2,055
Consumers Energy Co. 5.65% 2020	366	418
Consumers Energy Co. 3.375% 2023	360	371
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	13,400	15,655
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	2,520	2,545
Dominion Gas Holdings LLC 2.50% 2019	4,865	4,903
Duke Energy Corp. 3.75% 2024	10,793	11,171
Duke Energy Indiana, Inc. 4.90% 2043	14,785	16,328
Duke Energy Progress Inc. 4.15% 2044	3,935	3,966
Dynegy Finance Inc. 6.75% 2019	16,275	16,316
Dynegy Finance Inc. 7.375% 2022	25,660	25,944
Dynegy Finance Inc. 7.625% 2024	22,890	23,062
E.ON International Finance BV 5.80% 2018[4]	15,000	16,308
EDP Finance BV 4.125% 2020[4]	6,000	6,058
EDP Finance BV 5.25% 2021[4]	22,500	23,623
Electricité de France SA 1.15% 2017[4]	2,000	1,999
Electricité de France SA 3.625% 2025[4]	8,740	8,728
Electricité de France SA 4.75% 2035[4]	1,500	1,502
Electricité de France SA 6.95% 2039[4]	8,000	10,158
Electricité de France SA 4.875% 2044[4]	3,850	3,854
Electricité de France SA 5.25% (undated)[4]	29,005	28,969
Empresa Nacional de Electricidad SA 4.25% 2024	900	922
The Income Fund of America — Page 22 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Enel Finance International SA 6.00% 2039[4]	$3,000	$3,443
Enel Società per Azioni 8.75% 2073[4]	12,000	13,890
Entergy Corp. 4.70% 2017	8,000	8,241
Entergy Corp. 4.00% 2022	1,625	1,673
Eskom Holdings Ltd. 5.75% 2021[4]	6,820	6,353
Eskom Holdings SOC Ltd. 6.75% 2023[4]	5,000	4,650
Exelon Corp. 2.85% 2020	215	215
Exelon Corp. 3.95% 2025	3,775	3,820
Exelon Corp. 5.10% 2045	111	115
FirstEnergy Corp., Series B, 4.25% 2023	31,465	31,863
Iberdrola Finance Ireland 5.00% 2019[4]	1,060	1,160
Israel Electric Corp. Ltd. 8.10% 2096[4]	4,905	5,543
MidAmerican Energy Co. 5.95% 2017	10,625	11,411
MidAmerican Energy Co. 2.40% 2019	9,000	9,157
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	10,982
Midwest Generation, LLC, Series B, 8.56% 2016[9,10]	696	692
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	1,415	1,413
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	1,325	1,331
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	4,867	5,643
Niagara Mohawk Power Corp. 3.508% 2024[4]	4,150	4,212
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,012
Northeast Utilities 3.15% 2025	5,000	4,930
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	4	5
Northern States Power Co. 3.40% 2042	54	48
Northern States Power Co. 4.125% 2044	11,000	11,097
NRG Energy, Inc. 6.25% 2022	5,515	5,129
NV Energy, Inc 6.25% 2020	20,000	23,154
Ohio Power Co., Series G, 6.60% 2033	1,590	1,986
Ohio Power Co., Series H, 6.60% 2033	353	441
Pacific Gas and Electric Co. 3.25% 2023	2,695	2,714
Pacific Gas and Electric Co. 3.85% 2023	13,350	13,971
Pacific Gas and Electric Co. 3.40% 2024	8,278	8,329
Pacific Gas and Electric Co. 3.75% 2024	567	584
Pacific Gas and Electric Co. 3.50% 2025	1,442	1,460
Pacific Gas and Electric Co. 4.30% 2045	1,900	1,904
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,069
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,041	1,039
PacifiCorp., First Mortgage Bonds, 7.70% 2031	2,905	4,031
PG&E Corp. 2.40% 2019	2,500	2,516
Progress Energy, Inc. 7.05% 2019	250	288
Progress Energy, Inc. 7.00% 2031	3,972	5,068
Progress Energy, Inc. 7.75% 2031	2,653	3,609
Public Service Co. of Colorado 5.125% 2019	1,486	1,640
Public Service Co. of Colorado 3.20% 2020	2,144	2,236
Public Service Co. of Colorado 2.90% 2025	5,000	4,926
Puget Sound Energy, Inc., First Lien, 6.50% 2020	6,111	7,102
Puget Sound Energy, Inc., First Lien, 6.00% 2021	3,945	4,535
Puget Sound Energy, Inc., First Lien, 5.625% 2022	6,717	7,601
Puget Sound Energy, Inc., First Lien, 3.65% 2025[4]	3,993	3,905
Southern California Edison Co. 1.845% 2022[9]	7,730	7,684
Tampa Electric Co. 2.60% 2022	2,925	2,844
Tampa Electric Co. 4.35% 2044	8,330	8,397
Teco Finance, Inc. 4.00% 2016	3,031	3,065
Teco Finance, Inc. 5.15% 2020	6,536	7,143
The Income Fund of America — Page 23 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
TXU, Term Loan, 3.737% 2014[7,8,9,10]	$3,000	$973
TXU, Term Loan, 4.65% 2017[7,8,9,10]	26,204	8,926
Veolia Environnement 6.75% 2038	500	623
Virginia Electric and Power Co. 3.45% 2024	560	579
Virginia Electric and Power Co. 3.10% 2025	2,625	2,634
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,877
Xcel Energy Inc. 4.70% 2020	5,759	6,260
Xcel Energy Inc. 3.30% 2025	5,000	4,959
Xcel Energy Inc. 6.50% 2036	5,881	7,336
Xcel Energy Inc. 4.80% 2041	683	710
		738,605
Information technology 0.75%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	17,585	18,156
Alcatel-Lucent USA Inc. 6.75% 2020[4]	5,467	5,829
Alcatel-Lucent USA Inc. 8.875% 2020[4]	23,185	25,156
Compucom Systems Inc., 7.00% 2021[4]	3,425	1,849
First Data Corp. 6.75% 2020[4]	12,350	13,045
First Data Corp. 8.25% 2021[4]	10,250	10,775
First Data Corp. 11.75% 2021	38,911	44,456
First Data Corp. 12.625% 2021	32,289	37,091
First Data Corp. 8.75% 2022[4,6]	36,640	38,674
First Data Corp. 5.375% 2023[4]	11,400	11,756
First Data Corp. 7.00% 2023[4]	99,700	101,943
Freescale Semiconductor, Inc. 5.00% 2021[4]	51,300	53,224
Freescale Semiconductor, Inc. 6.00% 2022[4]	18,275	19,509
Harris Corp. 2.70% 2020	1,315	1,294
Harris Corp. 3.832% 2025	740	733
Harris Corp. 4.854% 2035	7,685	7,499
Harris Corp. 5.054% 2045	5,735	5,646
Hewlett-Packard Co. 4.40% 2022[4]	10,000	10,100
Infor Inc. 5.75% 2020[4]	7,275	7,439
Jabil Circuit, Inc. 8.25% 2018	20,925	23,567
Jabil Circuit, Inc. 5.625% 2020	10,650	11,345
KLA-Tencor Corp. 4.65% 2024	5,000	5,046
Microsoft Corp. 2.65% 2022	6,000	6,050
Microsoft Corp. 4.20% 2035	6,000	6,050
Microsoft Corp.4.45% 2045	10,745	10,959
NXP BV and NXP Funding LLC 4.125% 2020[4]	21,000	21,472
Oracle Corp. 2.50% 2022	19,000	18,785
Serena Software, Inc., Term Loan B, 7.50% 2020[7,8,9]	22,032	21,984
SRA International, Inc. 11.00% 2019	59,195	62,466
SRA International, Inc., Term Loan B, 6.50% 2018[7,8,9]	66,184	66,377
SunGard Data Systems Inc. 7.375% 2018	15,722	16,135
SunGard Data Systems Inc. 7.625% 2020	29,540	30,909
		715,319
Consumer staples 0.54%
Altria Group, Inc. 9.25% 2019	18,542	22,902
Altria Group, Inc. 2.625% 2020	10,420	10,529
Altria Group, Inc. 4.00% 2024	1,500	1,583
Altria Group, Inc. 9.95% 2038	23,500	38,423
Altria Group, Inc. 4.25% 2042	20,000	18,975
Altria Group, Inc. 4.50% 2043	4,000	3,906
The Income Fund of America — Page 24 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 5.375% 2044	$7,395	$8,107
Anheuser-Busch InBev NV 7.75% 2019	25,000	29,214
British American Tobacco International Finance PLC 9.50% 2018[4]	8,705	10,569
British American Tobacco International Finance PLC 3.95% 2025[4]	8,000	8,427
Coca-Cola Co. 1.80% 2016	10,000	10,110
Constellation Brands, Inc. 7.25% 2017	15,400	16,709
Constellation Brands, Inc. 3.875% 2019	6,000	6,255
Constellation Brands, Inc. 6.00% 2022	2,825	3,164
Constellation Brands, Inc. 4.25% 2023	6,000	6,157
CVS Caremark Corp. 2.25% 2019	6,015	6,069
CVS Caremark Corp. 3.50% 2022	6,000	6,200
CVS Caremark Corp. 5.125% 2045	6,815	7,344
H.J Heinz Co. 4.875% 2025[4]	11,214	12,070
Imperial Tobacco Finance PLC 3.50% 2023[4]	10,000	9,879
Ingles Markets, Inc. 5.75% 2023	10,750	11,019
Kimberly-Clark Corp. 7.50% 2018	9,000	10,540
Kraft Foods Inc. 5.00% 2042	30,000	31,029
Mead Johnson Nutrition Co. 3.00% 2020	1,960	1,973
Mead Johnson Nutrition Co. 4.125% 2025	635	643
Pernod Ricard SA 2.95% 2017[4]	20,000	20,316
Pernod Ricard SA 4.45% 2022[4]	9,500	9,946
Philip Morris International Inc. 3.60% 2023	7,245	7,602
Philip Morris International Inc. 4.25% 2044	3,750	3,685
Reynolds American Inc. 2.30% 2018	1,990	2,020
Reynolds American Inc. 3.25% 2020	5,510	5,647
Reynolds American Inc. 3.25% 2022	6,150	6,131
Reynolds American Inc. 4.00% 2022	890	935
Reynolds American Inc. 4.45% 2025	22,110	23,195
Reynolds American Inc. 5.70% 2035	3,760	4,129
Reynolds American Inc. 6.15% 2043	1,820	2,090
Reynolds American Inc. 5.85% 2045	32,410	36,059
SABMiller Holdings Inc. 4.95% 2042[4]	7,000	7,104
The JM Smucker Co. 2.50% 2020	1,825	1,826
The JM Smucker Co. 3.00% 2022	2,850	2,857
The JM Smucker Co. 3.50% 2025	5,795	5,834
The JM Smucker Co. 4.375% 2045	3,000	2,951
Tyson Foods, Inc. 6.60% 2016	11,500	11,756
Tyson Foods, Inc. 3.95% 2024	6,000	6,139
Tyson Foods, Inc. 5.15% 2044	5,460	5,750
Walgreens Boots Alliance, Inc. 3.30% 2021	13,000	13,013
Walgreens Boots Alliance, Inc. 3.80% 2024	4,385	4,362
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,108
Wal-Mart Stores, Inc. 3.30% 2024	10,755	11,187
WM. Wrigley Jr. Co 2.40% 2018[4]	1,200	1,220
WM. Wrigley Jr. Co 2.90% 2019[4]	1,200	1,228
WM. Wrigley Jr. Co 3.375% 2020[4]	22,500	23,352
		522,238
Total corporate bonds & notes		13,155,746
The Income Fund of America — Page 25 of 38

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes 5.07% U.S. Treasury 4.56%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2016[11]	$125,500	$126,461
U.S. Treasury 1.75% 2016	85,000	85,700
U.S. Treasury 0.875% 2017	40,000	40,150
U.S. Treasury 0.625% 2018	120,000	119,116
U.S. Treasury 0.75% 2018	100,000	99,655
U.S. Treasury 1.75% 2019	41,000	41,654
U.S. Treasury 3.625% 2019	82,000	89,040
U.S. Treasury 1.25% 2020	259,250	257,477
U.S. Treasury 1.375% 2020	40,000	39,739
U.S. Treasury 1.375% 2020	31,000	30,899
U.S. Treasury 1.50% 2020	213,800	214,255
U.S. Treasury 1.625% 2020	95,250	95,803
U.S. Treasury 1.75% 2022	197,100	195,391
U.S. Treasury 6.25% 2023	69,000	90,485
U.S. Treasury 2.25% 2024	61,775	62,460
U.S. Treasury 2.00% 2025	668,838	660,330
U.S. Treasury 2.125% 2025	45,950	45,868
U.S. Treasury 5.50% 2028	52,000	70,147
U.S. Treasury 5.375% 2031	8,475	11,652
U.S. Treasury 4.50% 2036	87,936	114,406
U.S. Treasury 4.625% 2040	15,150	20,035
U.S. Treasury 4.375% 2041	20,800	26,663
U.S. Treasury 4.75% 2041	30,900	41,662
U.S. Treasury 2.75% 2042	16,275	15,759
U.S. Treasury 2.75% 2042	10,900	10,576
U.S. Treasury 3.00% 2042	56,175	57,395
U.S. Treasury 3.125% 2043	33,675	35,070
U.S. Treasury 3.00% 2044	161,350	163,456
U.S. Treasury 3.125% 2044	131,950	137,093
U.S. Treasury 3.375% 2044	148,415	161,818
U.S. Treasury 2.50% 2045	68,025	62,062
U.S. Treasury 2.875% 2045	947,575	938,080
U.S. Treasury 3.00% 2045	203,000	205,728
		4,366,085
U.S. Treasury inflation-protected securities 0.51%
U.S. Treasury Inflation-Protected Security 0.125% 2024[12]	21,580	20,709
U.S. Treasury Inflation-Protected Security 0.625% 2024[12]	80,130	80,134
U.S. Treasury Inflation-Protected Security 0.25% 2025[12]	57,153	55,036
U.S. Treasury Inflation-Protected Security 0.375% 2025[12]	125,046	122,220
U.S. Treasury Inflation-Protected Security 0.75% 2042[12]	30,323	27,244
U.S. Treasury Inflation-Protected Security 1.375% 2044[12]	118,800	123,657
U.S. Treasury Inflation-Protected Security 0.75% 2045[12]	66,924	59,687
		488,687
Total U.S. Treasury bonds & notes		4,854,772
Mortgage-backed obligations 2.02%
Aventura Mall Trust, Series A, 3.743% 2032[4,7,9]	12,250	13,000
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.562% 2049[7,9]	4,654	4,842
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[4,9]	5,575	5,605
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.70% 2025[1,4,7,9]	8,103	8,099
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[9]	9,367	9,563
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[4,7,9]	17,000	17,679
The Income Fund of America — Page 26 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Commonwealth Bank of Australia 0.75% 2016[4,9]	$7,000	$7,004
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.694% 2025[7,9]	2,961	2,965
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,9]	16,900	17,158
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035[9]	6,117	5,583
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 2.90% 2047[7,9]	3,795	3,121
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[9]	1,263	1,301
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039[9]	8,000	8,289
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,9]	12,563	13,124
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.604% 2049[7,9]	10,000	10,470
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4,9]	3,540	3,570
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,9]	2,092	2,102
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 2031[4,7,9]	5,114	5,060
Fannie Mae 5.50% 2018[9]	22	23
Fannie Mae 6.00% 2021[9]	136	147
Fannie Mae 4.50% 2024[9]	1,845	1,974
Fannie Mae 5.50% 2024[9]	184	202
Fannie Mae 4.50% 2025[9]	1,809	1,948
Fannie Mae 4.50% 2025[9]	1,087	1,173
Fannie Mae 4.50% 2025[9]	973	1,039
Fannie Mae 4.50% 2025[9]	933	1,007
Fannie Mae 6.00% 2026[9]	3,143	3,554
Fannie Mae 7.00% 2026[9]	535	616
Fannie Mae 2.50% 2027[9]	1,379	1,415
Fannie Mae 2.50% 2027[9]	1,098	1,127
Fannie Mae 2.50% 2027[9]	1,005	1,032
Fannie Mae 2.50% 2027[9]	811	827
Fannie Mae 2.50% 2027[9]	543	557
Fannie Mae 2.50% 2027[9]	477	490
Fannie Mae 2.50% 2027[9]	469	482
Fannie Mae 2.50% 2028[9]	35,607	36,543
Fannie Mae 2.50% 2028[9]	11,899	12,212
Fannie Mae 2.50% 2028[9]	1,665	1,708
Fannie Mae 2.50% 2028[9]	1,629	1,671
Fannie Mae 2.50% 2028[9]	1,439	1,476
Fannie Mae 2.50% 2028[9]	1,422	1,450
Fannie Mae 2.50% 2028[9]	1,267	1,300
Fannie Mae 2.50% 2028[9]	1,133	1,162
Fannie Mae 2.50% 2028[9]	1,091	1,120
Fannie Mae 2.50% 2028[9]	842	864
Fannie Mae 2.50% 2028[9]	821	842
Fannie Mae 2.50% 2028[9]	817	835
Fannie Mae 2.50% 2028[9]	590	606
Fannie Mae 2.50% 2028[9]	552	567
Fannie Mae 2.50% 2028[9]	533	547
Fannie Mae 2.50% 2028[9]	500	513
Fannie Mae 2.50% 2028[9]	471	482
Fannie Mae 2.50% 2028[9]	443	455
Fannie Mae 2.50% 2028[9]	441	450
Fannie Mae 2.50% 2028[9]	424	435
Fannie Mae 2.50% 2028[9]	413	424
Fannie Mae 2.50% 2028[9]	413	424
Fannie Mae 2.50% 2028[9]	408	418
Fannie Mae 2.50% 2028[9]	286	293
Fannie Mae 2.50% 2028[9]	97	100
The Income Fund of America — Page 27 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2028[9]	$57	$58
Fannie Mae 6.00% 2028[9]	3,244	3,697
Fannie Mae 7.00% 2028[9]	1,187	1,375
Fannie Mae 7.00% 2028[9]	258	298
Fannie Mae 5.50% 2033[9]	488	551
Fannie Mae 3.00% 2035[9]	3,689	3,785
Fannie Mae 3.50% 2035[9]	3,492	3,664
Fannie Mae 5.50% 2035[9]	461	521
Fannie Mae 5.50% 2036[9]	3,177	3,588
Fannie Mae 6.00% 2036[9]	1,257	1,424
Fannie Mae 6.00% 2036[9]	893	1,013
Fannie Mae 6.00% 2036[9]	560	638
Fannie Mae 6.00% 2037[9]	14,064	16,024
Fannie Mae 6.00% 2037[9]	2,456	2,794
Fannie Mae 6.00% 2037[9]	2,196	2,486
Fannie Mae 6.00% 2037[9]	130	148
Fannie Mae 6.50% 2037[9]	874	1,007
Fannie Mae 6.50% 2037[9]	666	762
Fannie Mae 6.50% 2037[9]	613	732
Fannie Mae 6.50% 2037[9]	174	200
Fannie Mae 7.00% 2037[9]	587	654
Fannie Mae 7.00% 2037[9]	240	267
Fannie Mae 7.50% 2037[9]	282	320
Fannie Mae 7.50% 2037[9]	112	124
Fannie Mae 7.50% 2037[9]	86	93
Fannie Mae 5.50% 2038[9]	691	774
Fannie Mae 6.00% 2038[9]	3,089	3,497
Fannie Mae 6.00% 2038[9]	2,329	2,637
Fannie Mae 6.00% 2038[9]	1,523	1,729
Fannie Mae 4.50% 2039[9]	24,096	26,493
Fannie Mae 6.00% 2039[9]	1,961	2,221
Fannie Mae 6.50% 2039[9]	646	739
Fannie Mae 4.00% 2040[9]	11,895	12,741
Fannie Mae 4.00% 2040[9]	7,298	7,784
Fannie Mae 4.00% 2040[9]	456	492
Fannie Mae 4.50% 2040[9]	80	87
Fannie Mae 4.50% 2040[9]	67	73
Fannie Mae 5.00% 2040[9]	8,447	9,368
Fannie Mae 4.00% 2041[9]	10,286	11,071
Fannie Mae 4.00% 2041[9]	7,767	8,358
Fannie Mae 4.00% 2041[9]	765	825
Fannie Mae 4.00% 2041[9]	468	505
Fannie Mae 4.00% 2041[9]	369	396
Fannie Mae 4.00% 2041[9]	245	265
Fannie Mae 4.50% 2041[9]	264	287
Fannie Mae 5.00% 2041[9]	492	548
Fannie Mae 5.00% 2041[9]	465	517
Fannie Mae 5.00% 2041[9]	381	423
Fannie Mae 5.00% 2041[9]	316	351
Fannie Mae 3.50% 2042[9]	18,244	19,038
Fannie Mae 4.00% 2042[9]	9,036	9,726
Fannie Mae 4.00% 2042[9]	3,740	4,033
Fannie Mae 4.00% 2042[9]	1,269	1,368
Fannie Mae 4.00% 2043[9]	9,867	10,664
Fannie Mae 4.00% 2043[9]	9,186	9,958
The Income Fund of America — Page 28 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2043[9]	$3,586	$3,886
Fannie Mae 4.00% 2043[9]	3,526	3,810
Fannie Mae 4.00% 2043[9]	3,326	3,597
Fannie Mae 4.00% 2043[9]	3,176	3,436
Fannie Mae 4.00% 2043[9]	2,878	3,120
Fannie Mae 4.00% 2043[9]	2,529	2,726
Fannie Mae 3.00% 2045[9,13]	2,655	2,683
Fannie Mae 4.00% 2045[9,13]	7,700	8,197
Fannie Mae 4.50% 2045[9,13]	61,110	66,216
Fannie Mae 6.50% 2047[9]	471	532
Fannie Mae 6.50% 2047[9]	333	376
Fannie Mae 6.50% 2047[9]	292	329
Fannie Mae 6.50% 2047[9]	185	208
Fannie Mae 6.50% 2047[9]	124	140
Fannie Mae 6.50% 2047[9]	79	89
Fannie Mae 7.00% 2047[9]	523	599
Fannie Mae 7.00% 2047[9]	290	332
Fannie Mae 7.00% 2047[9]	193	221
Fannie Mae 7.00% 2047[9]	101	116
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,9]	4,285	4,281
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[9]	12,231	12,387
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[9]	7,000	7,188
Fannie Mae, Series 2014-M1, multifamily 3.314% 2023[7,9]	450	477
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,9]	9,141	9,669
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,9]	10,100	10,767
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,9]	7,990	8,245
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.476% 2024[7,9]	10,475	11,160
Fannie Mae, Series 2001-4, Class GA, 9.397% 2025[7,9]	82	93
Fannie Mae, Series 2001-4, Class NA, 9.755% 2025[7,9]	2	2
Fannie Mae, Series 2001-20, Class E, 9.571% 2031[7,9]	95	105
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[9]	4,955	5,540
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[9]	2,892	3,223
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[9]	411	473
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[9]	365	433
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[9]	240	280
Fannie Mae, Series 2002-W1, Class 2A, 6.367% 2042[7,9]	645	752
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027[9]	8	8
Freddie Mac 5.00% 2023[9]	2,170	2,332
Freddie Mac 5.00% 2023[9]	2,150	2,315
Freddie Mac 5.00% 2023[9]	1,963	2,111
Freddie Mac 5.00% 2023[9]	722	784
Freddie Mac 6.00% 2026[9]	472	535
Freddie Mac 6.00% 2027[9]	760	861
Freddie Mac 3.50% 2034[9]	35,298	36,987
Freddie Mac 3.00% 2035[9]	15,308	15,821
Freddie Mac 3.50% 2035[9]	34,800	36,469
Freddie Mac 3.50% 2035[9]	31,625	33,144
Freddie Mac 3.50% 2035[9]	4,065	4,261
Freddie Mac 4.50% 2035[9]	14,690	15,936
Freddie Mac 5.50% 2037[9]	633	704
Freddie Mac 5.50% 2038[9]	1,781	1,988
Freddie Mac 6.50% 2038[9]	1,995	2,282
Freddie Mac 4.50% 2039[9]	1,301	1,414
Freddie Mac 5.00% 2039[9]	3,376	3,755
Freddie Mac 5.00% 2039[9]	2,065	2,293
The Income Fund of America — Page 29 of 38

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.00% 2039[9]	$1,364	$1,500
Freddie Mac 5.50% 2039[9]	863	958
Freddie Mac 4.50% 2040[9]	31,292	34,028
Freddie Mac 4.00% 2041[9]	2,269	2,419
Freddie Mac 4.50% 2041[9]	3,146	3,414
Freddie Mac 4.50% 2041[9]	2,146	2,322
Freddie Mac 4.50% 2041[9]	2,041	2,211
Freddie Mac 5.00% 2041[9]	192	213
Freddie Mac 4.50% 2042[9]	4,980	5,414
Freddie Mac 4.50% 2042[9]	3,017	3,277
Freddie Mac 4.00% 2043[9]	6,611	7,098
Freddie Mac 4.00% 2043[9]	6,284	6,761
Freddie Mac 4.00% 2043[9]	4,999	5,396
Freddie Mac 4.00% 2043[9]	3,800	4,089
Freddie Mac 4.00% 2043[9]	3,155	3,413
Freddie Mac 4.00% 2043[9]	2,974	3,194
Freddie Mac 3.50% 2045[9,13]	30,000	31,149
Freddie Mac, Series 2890, Class KT, 4.50% 2019[9]	13,386	13,994
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[9]	8,000	8,024
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	8,280	8,333
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[9]	7,000	7,161
Freddie Mac, Series 2289, Class NB, 9.00% 2022[7,9]	8	9
Freddie Mac, Series 2013-DN2, Class M-1, 1.647% 2023[7,9]	2,390	2,391
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[9]	12,078	12,512
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[9]	9,800	10,268
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[7,9]	3,000	3,211
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[7,9]	9,465	10,144
Freddie Mac, Series 2013-DN1, Class M-1, 3.597% 2023[7,9]	2,949	3,019
Freddie Mac, Series 2014-HQ2, Class M-1, 1.647% 2024[7,9]	4,751	4,760
Freddie Mac, Series 2014-HQ3, Class M-1, 1.847% 2024[7,9]	2,415	2,420
Freddie Mac, Series 2014-HQ2, Class M-2, 2.397% 2024[7,9]	5,815	5,726
Freddie Mac, Series 2014-DN4, Class M-2, 2.597% 2024[7,9]	6,155	6,187
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	26,000	26,806
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[9]	1,300	1,352
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[9]	8,945	9,359
Freddie Mac, Series 2015-DN1, Class M-1, 1.447% 2025[7,9]	1,225	1,226
Freddie Mac, Series 2015-HQ2, Class M-2, 2.147% 2025[7,9]	3,600	3,547
Freddie Mac, Series 3257, Class PA, 5.50% 2036[9]	5,389	6,150
Freddie Mac, Series 3286, Class JN, 5.50% 2037[9]	4,411	4,937
Freddie Mac, Series 3318, Class JT, 5.50% 2037[9]	2,362	2,644
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.284% 2044[7,9]	3,311	3,322
Government National Mortgage Assn. 10.00% 2021[9]	210	233
Government National Mortgage Assn. 10.00% 2025[9]	176	193
Government National Mortgage Assn. 4.50% 2041[9]	1,523	1,641
Government National Mortgage Assn. 4.00% 2044[9]	99,674	106,191
Government National Mortgage Assn. 4.00% 2044[9]	19,204	20,484
Government National Mortgage Assn. 4.00% 2044[9]	5,842	6,222
Government National Mortgage Assn. 3.50% 2045[9,13]	162,500	169,885
Government National Mortgage Assn. 3.50% 2045[9]	29,839	31,322
Government National Mortgage Assn. 4.00% 2045[9,13]	242,001	257,551
Government National Mortgage Assn. 4.00% 2045[9,13]	1,746	1,855
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[7,9]	6,150	6,206
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[9]	8,451	8,758
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7,9]	7,879	8,285
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4,9]	602	602
The Income Fund of America — Page 30 of 38

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019[9]	$610	$610
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,9]	6,555	6,569
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.191% 2036[7,9]	6,258	5,241
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.911% 2045[7,9]	10,341	10,469
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4,9]	5,089	5,117
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,9]	4,466	4,516
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[7,9]	15,360	16,044
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.695% 2049[7,9]	13,603	14,329
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[9]	4,920	5,191
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.009% 2051[7,9]	20,950	22,261
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[7,9]	12,127	12,188
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[9]	17,000	17,404
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,9]	5,672	6,271
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[9]	9,073	9,505
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[9]	9,762	10,125
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[7,9]	18,000	18,700
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7,9]	10,035	10,621
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[7,9]	3,460	3,601
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[9]	22,707	23,296
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[7,9]	11,290	11,889
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,9]	8,745	9,075
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[9]	4,596	4,659
National Australia Bank 1.25% 2018[4,9]	5,000	4,973
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 4.328% 2036[7,9]	3,843	3,070
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[9]	8,000	8,277
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,9]	19,050	19,958
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.713% 2049[7,9]	8,500	8,834
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.952% 2051[7,9]	8,500	9,029
		1,931,532
Asset-backed obligations 0.38%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,9]	10,500	10,518
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,9]	10,000	10,071
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[4,9]	5,680	5,705
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[9]	7,155	7,185
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 2021[9]	6,000	6,018
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[9]	6,130	6,119
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[9]	4,810	4,795
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,4,9]	3,653	3,653
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,9]	2,930	2,932
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[9]	8,000	8,043
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[9]	6,055	6,049
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[9]	6,600	6,601
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.614% 2026[4,7,9]	4,052	4,046
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.345% 2020[7,9]	14,000	14,222
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[9]	13,630	1,249
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[4,9]	708	713
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[4,7,9]	1,145	1,186
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.336% 2037[7,9]	1,674	1,530
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.346% 2037[7,9]	2,956	2,690
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[9]	7,175	7,279
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[9]	10,000	10,003
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[4,9]	7,970	7,917
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,9]	8,900	8,890
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[4,9]	7,225	7,228
The Income Fund of America — Page 31 of 38

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,9]	$1,670	$1,669
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[9]	4,000	3,994
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[9]	5,800	5,798
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,9]	2,405	2,429
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,9]	6,300	6,303
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,9]	10,110	10,181
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[4,9]	17,160	17,335
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[9]	7,780	7,760
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.597% 2028[4,7,9]	2,285	2,286
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,9]	8,500	8,498
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,9]	8,500	8,491
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,9]	6,290	6,277
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4,9]	7,518	7,548
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[1,4,9]	2,210	2,196
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.397% 2037[7,9]	13,184	1,662
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[9]	4,457	4,457
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[9]	7,560	7,554
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[9]	6,120	6,120
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.357% 2037[7,9]	1,708	1,529
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[9]	7,000	6,994
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[7,9]	244	256
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[9]	6,000	5,996
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[9]	6,685	6,680
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[9]	4,860	4,860
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[9]	9,443	9,471
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[9]	2,300	2,302
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[9]	6,000	6,017
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[9]	5,000	5,037
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[9]	16,550	16,441
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[9]	5,340	5,344
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[9]	6,915	6,890
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[9]	11,750	11,754
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[9]	9,000	8,908
World Financial Network Credit Card Master Note Trust, Series 2015-B, Class A, 2.55% 2024[9]	10,000	10,107
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[9]	4,625	4,605
		368,391
Federal agency bonds & notes 0.16%
CoBank, ACB 7.875% 2018[4]	10,000	11,375
CoBank, ACB 0.937% 2022[4,7]	3,700	3,422
Fannie Mae 6.25% 2029	32,000	43,933
Fannie Mae 7.125% 2030	1,500	2,227
Federal Home Loan Bank 5.50% 2036	100	133
Freddie Mac 2.50% 2016	22,500	22,774
Freddie Mac 0.75% 2018	66,300	66,102
Private Export Funding Corp. 3.55% 2024	1,660	1,792
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	812
Tennessee Valley Authority, Series B, 3.50% 2042	500	474
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	1,000	1,038
		154,082
The Income Fund of America — Page 32 of 38

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.08%	Principal amount (000)	Value (000)
Croatian Government 6.75% 2019	$3,200	$3,486
Croatian Government 6.375% 2021	5,000	5,394
Hungarian Government 6.25% 2020	3,410	3,857
Polish Government 6.375% 2019	6,060	7,044
Polish Government 5.00% 2022	3,000	3,386
Slovenia (Republic of) 5.50% 2022	9,000	10,219
Spanish Government 4.00% 2018[4]	31,765	33,547
United Mexican States Government Global 3.60% 2025	6,000	5,985
United Mexican States Government Global 5.55% 2045	3,500	3,719
		76,637
Municipals 0.06%
State of California, Various Purpose G.O. Bonds, 5.00% 2043	7,500	8,541
State of California, Various Purpose G.O. Bonds, 6.20% 2019	24,675	28,247
State of New Jersey, Econ. Dev. Auth., School Facs. Contruction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	6,000	6,008
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,324
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	6,500	6,585
		57,705
Total bonds, notes & other debt instruments (cost: $20,807,074,000)		20,598,865
Short-term securities 7.44%
3M Co. 0.11%–0.13% due 11/17/2015–12/16/2015[4]	86,500	86,491
Apple Inc. 0.12%–0.15% due 11/19/2015–12/14/2015[4]	152,600	152,583
Caterpillar Financial Services Corp. 0.17% due 1/15/2016	50,000	49,978
Chariot Funding, LLC 0.33%–0.40% due 12/1/2015–12/14/2015[4]	124,000	123,974
Chevron Corp. 0.14%–0.19% due 11/4/2015–1/20/2016[4]	185,700	185,668
Coca-Cola Co. 0.30%–0.39% due 1/7/2016–1/11/2016[4]	100,000	99,967
Emerson Electric Co. 0.20% due 1/8/2016[4]	50,000	49,984
ExxonMobil Corp. 0.12%–0.13% due 11/2/2015–12/8/2015	100,000	99,990
Fannie Mae 0.12%–0.30% due 11/5/2015–4/18/2016	1,196,600	1,196,294
Federal Farm Credit Banks 0.17%–0.30% due 11/24/2015–5/17/2016	88,100	88,039
Federal Home Loan Bank 0.07%–0.26% due 11/4/2015–4/22/2016	2,682,400	2,681,484
Freddie Mac 0.10%–0.24% due 11/2/2015–3/16/2016	1,666,700	1,666,159
GE Capital International Funding Inc. 0.00% due 4/15/2016[4]	13,380	13,413
General Electric Capital Corp. 0.23%–0.30% due 11/17/2015–12/7/2015	73,600	73,593
General Electric Co. 0.08%–0.18% due 11/2/2015–12/29/2015	104,000	103,983
IBM Corp. 0.17% due 12/22/2015[4]	50,000	49,992
John Deere Capital Corp. 0.14% due 11/17/2015[4]	39,400	39,398
Microsoft Corp. 0.16% due 12/9/2015–12/16/2015[4]	100,000	99,989
Paccar Financial Corp. 0.13% due 11/20/2015	35,000	34,997
Pfizer Inc 0.18%–0.23% due 12/17/2015–1/12/2016[4]	100,000	99,979
Procter & Gamble Co. 0.10% due 12/7/2015[4]	33,800	33,797
Walt Disney Co. 0.19% due 1/29/2016[4]	50,000	49,975
Wells Fargo Bank, N.A. 0.47% due 5/3/2016	50,000	50,016
Total short-term securities (cost: $7,129,288,000)		7,129,743
Total investment securities 100.41% (cost: $83,129,445,000)		96,195,774
Other assets less liabilities (0.41)%		(395,553)
Net assets 100.00%		$95,800,221
The Income Fund of America — Page 33 of 38

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $408,268,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 10/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	11/13/2015	JPMorgan Chase	$116,492	A$163,200	$199
Australian dollars	11/13/2015	HSBC Bank	$103,473	A$147,574	(1,685)
Australian dollars	11/17/2015	HSBC Bank	$27,660	A$39,000	(125)
Euros	11/18/2015	UBS AG	$178,326	€157,600	4,981
Japanese yen	11/19/2015	Bank of New York Mellon	$13,516	¥1,620,000	88
Japanese yen	11/19/2015	Bank of New York Mellon	$4,541	¥547,100	6
					$3,464
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended October 31, 2015, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/2015 (000)
Iron Mountain Inc.	13,644,780	—	—	13,644,780	$6,481	$418,076
Iron Mountain Inc. 6.00% 2020[4]	—	$31,925,000	—	$31,925,000	173	33,920
Iron Mountain Inc. 5.75% 2024	$4,325,000	—	—	$4,325,000	66	4,363
Iron Mountain Inc. 6.00% 2023	$950,000	—	—	$950,000	14	1,000
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	3,470	225,137
R.R. Donnelley & Sons Co. 7.00% 2022	$17,500,000	—	—	$17,500,000	305	17,259
R.R. Donnelley & Sons Co. 6.50% 2023	$11,580,000	—	—	$11,580,000	187	10,900
R.R. Donnelley & Sons Co. 7.875% 2021	$3,050,000	$7,170,000	—	$10,220,000	130	10,700
R.R. Donnelley & Sons Co. 7.25% 2018	$7,234,000	—	—	$7,234,000	130	7,768
R.R. Donnelley & Sons Co. 7.625% 2020	—	$5,950,000	—	$5,950,000	38	6,188
TalkTalk Telecom Group PLC[1]	58,313,942	107,949	—	58,421,891	—	227,656
Outfront Media Inc.	9,064,824	—	—	9,064,824	3,082	214,020
Outfront Media Inc. 5.625% 2024[4]	$7,650,000	—	—	$7,650,000	98	7,990
Diebold, Inc.	3,925,000	297,000	—	4,222,000	1,128	155,665
Redwood Trust, Inc.	5,079,717	365,000	—	5,444,717	1,422	72,306
NII Holdings, Inc., Class B3	7,992,669	—	700	7,991,969	—	56,104
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,6,7,8,9]	$20,743,820	$583,132	—	$21,326,952	693	21,220
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,7,8,9]	$11,888,250	—	$30,250	$11,858,000	167	11,799
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,7,8,9]	$9,200,000	—	—	$9,200,000	235	9,154
Rotech Healthcare Inc.[1,3]	543,172	—	—	543,172	—	3,786
Douglas Dynamics, Inc.	1,444,000	—	—	1,444,000	321	31,681
Cliffs Natural Resources Inc. 8.25% 2020[4]	$7,475,000	$2,825,000	—	$10,300,000	204	9,270
The Income Fund of America — Page 34 of 38

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/2015 (000)
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016	2,925,000	—	225,000	2,700,000	$1,181	$6,534
Cliffs Natural Resources Inc. 4.875% 2021	$4,945,000	—	—	$4,945,000	65	1,459
Baytex Energy Corp.[14]	12,060,956	299,802	12,360,758	—	792	—
Baytex Energy Corp. 5.125% 2021[4,14]	$10,050,000	—	—	$10,050,000	140	—
Baytex Energy Corp. 5.625% 2024[4,14]	$3,450,000	—	—	$3,450,000	51	—
					$20,573	$1,563,955

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $14,374,719,000, which represented 15.00% of the net assets of the fund. This amount includes $14,161,874,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.14,161,874,000
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,879,676,000, which represented 6.14% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Coupon rate may change periodically.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $397,562,000, which represented .41% of the net assets of the fund.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,438,000, which represented less than .01% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Purchased on a TBA basis.
[14]	Unaffiliated issuer at 10/31/2015.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.321% convertible preferred	5/2/2013	$29,937	$18,411.02%
CEVA Group PLC, Series A-2, 2.321% convertible preferred	5/2/2013	13,171	6,135.01
Total private placement securities		$43,108	$24,546.03%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Income Fund of America — Page 35 of 38

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
The Income Fund of America — Page 36 of 38

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$7,982,709	$1,758,600	$2	$9,741,311
Information technology	8,218,832	740,721	—	8,959,553
Financials	7,273,196	1,068,466	—	8,341,662
Health care	6,265,545	1,743,601	3,786	8,012,932
Consumer staples	6,768,058	963,234	—	7,731,292
Consumer discretionary	4,376,344	898,562	—	5,274,906
Energy	3,477,087	876,334	—	4,353,421
Materials	3,121,524	694,436	—	3,815,960
Telecommunication services	1,679,504	1,616,960	—	3,296,464
Utilities	1,341,836	1,791,248	—	3,133,084
Miscellaneous	2,093,561	2,051,924	24,500	4,169,985
Preferred securities	454,548	—	—	454,548
Convertible stocks	579,944	24,546	—	604,490
Convertible bonds	—	577,558	—	577,558
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,065,349	90,397	13,155,746
U.S. Treasury bonds & notes	—	4,854,772	—	4,854,772
Mortgage-backed obligations	—	1,931,532	—	1,931,532
Asset-backed obligations	—	368,391	—	368,391
Federal agency bonds & notes	—	154,082	—	154,082
Bonds & notes of governments & government agencies outside the U.S.	—	76,637	—	76,637
Municipals	—	57,705	—	57,705
Short-term securities	—	7,129,743	—	7,129,743
Total	$53,632,688	$42,444,401	$118,685	$96,195,774

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5,274	$—	$5,274
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,810)	—	(1,810)
Total	$—	$3,464	$—	$3,464
*	Securities with a value of $13,471,398,000, which represented 14.06% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
The Income Fund of America — Page 37 of 38

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,142,324
Gross unrealized depreciation on investment securities	(3,112,915)
Net unrealized appreciation on investment securities	13,029,409
Cost of investment securities	83,166,365

Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
Dev. = Development
Econ. = Economic
Facs. = Facilities
FDR = Fiduciary Depositary Receipts
G.O. = General Obligation
LOC = Letter of credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
HKD = Hong Kong dollars
¥ = Japanese yen
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-006-1215O-S49173	The Income Fund of America — Page 38 of 38

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By __/s/ Hilda L. Applbaum________________
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Hilda L. Applbaum________________
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2015

By __/s/ Jeffrey P. Regal________________
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: December 29, 2015